BRIDGEWAY FUNDS, INC.
Aggressive Investors 1 Fund
Ultra-Small Company Market Fund
Small-Cap Value Fund

20 Greenway Plaza, Suite 930
Houston, Texas 77046
(800) 661-3550

May 14, 2026

Dear Valued Shareholder:

A Special Meeting of Shareholders of the series of Bridgeway Funds, Inc. (“Bridgeway Funds”) listed in the above caption (each a “Target Fund” and collectively, the “Target Funds”) will be held at the offices of Bridgeway Capital Management, LLC (“Bridgeway”), located at 20 Greenway Plaza, Suite 930, Houston, Texas 77046, on July 14, 2026, at 2:00 p.m. Central time. At the Special Meeting, shareholders of each Target Fund will consider a proposal to approve an Agreement and Plan of Reorganization (each, a “Plan”) of the Target Fund into a corresponding, newly created series (each, an “Acquiring Fund” and together, the “Acquiring Funds”) of EA Series Trust. Each Plan will provide for the transfer of all of the assets of the Target Fund to the corresponding Acquiring Fund in exchange for shares of that Acquiring Fund and the assumption of all of the liabilities of such Target Fund by the corresponding Acquiring Fund, and the distribution of the Acquiring Fund’s shares received by such Target Fund to its shareholders in complete liquidation of the Target Fund (each, a “Reorganization”).
Each Target Fund operates as a mutual fund, and each Acquiring Fund operates as an exchange-traded fund (“ETF”).
The shares of the applicable Acquiring Fund you receive will have the same aggregate net asset value (“NAV”) as that of your shares of the corresponding Target Fund at the time of the Reorganization. Shares will be exchanged as follows:

Target Funds	Acquiring Funds
Aggressive Investors 1 Fund	EA Bridgeway Aggressive Investors ETF
Ultra-Small Company Market Fund	EA Bridgeway Ultra-Small Company Market ETF
Small-Cap Value Fund	EA Bridgeway Select Small-Cap Value ETF
On February 12, 2026, the Board of Directors of the Bridgeway Funds (the “Bridgeway Board”), upon the recommendation of Bridgeway, the investment adviser to the Target Funds, approved each Reorganization. To implement each Reorganization, the EA Series Trust has established each Acquiring Fund as a newly organized fund that will commence operations upon the closing of the Reorganization of the corresponding Target Fund. Each Acquiring Fund’s portfolio will be managed by the same team of Bridgeway portfolio managers as the corresponding Target Fund and will have the same investment objective, or in the case of the Aggressive Investors 1 Fund, a similar investment objective, and substantially similar principal investment strategies, policies, and risks as the corresponding Target Fund.
Each Reorganization is expected to result in a decrease in total annual fund operating expenses for Target Fund shareholders. Each Reorganization generally is not expected to result in the recognition of gain or loss by the applicable Target Fund or its respective shareholders for federal income tax purposes (except with respect to cash received by shareholders in lieu of fractional Acquiring Fund shares and cash received by shareholders who hold their Target Fund shares through Non-Qualifying Accounts (as described below)). No sales charges or redemption fees will be imposed in connection with the Reorganization.

If the Plan is approved by a Target Fund’s shareholders, on the closing date of the Reorganization each shareholder of the Target Fund who holds their Target Fund shares through a Qualifying Account (as defined below) will receive a number of shares of beneficial interest of the corresponding Acquiring Fund equal in value to the aggregate NAV of the Target Fund shares held by the Target Fund shareholder immediately prior to the Reorganization and will become a shareholder of the Acquiring Fund. However, shares of the Acquiring Funds are not issued in fractional shares. As a result, each Target Fund will redeem any fractional shares held by shareholders at NAV prior to the Reorganizations. Such redemptions are expected to be small and will result in a taxable gain or loss for shareholders who hold such fractional shares in a taxable account.
In order to receive shares of an Acquiring Fund as part of a Reorganization, you must hold your Target Fund shares through a brokerage account that permits investments in exchange-traded fund shares (a “Qualifying Account”). If you are unsure about the ability of your account to receive Acquiring Fund shares, please contact your financial advisor or other financial intermediary. You also may call Bridgeway Funds at 1-800-661-3550 for assistance.
Additionally, prior to each Reorganization, each shareholder of a Target Fund who holds their Target Fund shares through an account that is not permitted to hold Acquiring Fund shares (a “Non-Qualifying Account”) will receive cash equal in value to the aggregate NAV of the Target Fund shares held by the Target Fund shareholder (which will generally result in the recognition of gain or loss by the Target Fund shareholder for federal income tax purposes) and the Target Fund shareholder will not become a shareholder of the corresponding Acquiring Fund. If you hold your shares through a Non-Qualifying Account and wish to receive Acquiring Fund shares in the Reorganization, you must transfer your Target Fund shares to a brokerage account that is permitted to invest in ETF shares with the broker-dealer of your choice prior to the Reorganization.
The attached Combined Proxy Statement/Prospectus is designed to give you more information about the proposals. If you have any questions regarding any proposal to be voted on, please do not hesitate to call EQ Fund Solutions, our proxy solicitation firm, at 800-992-3086. If you were a shareholder of record of a Target Fund as of the close of business on May 6, 2026, the record date for the Special Meeting, you are entitled to vote on the applicable proposal(s) at the Special Meeting and at any adjournment or postponement thereof. While you are, of course, welcome to join us at the Special Meeting, we encourage shareholders to, and expect that most will, cast their votes (i) by filling out and signing the enclosed proxy card, (ii) by calling the toll-free number listed on the enclosed proxy card, or (iii) via the internet by following the instructions set forth on the enclosed proxy card.
YOUR VOTE IS IMPORTANT.
The Bridgeway Board believes that each proposed Reorganization is in the best interest of the Target Fund and its shareholders and recommends that you vote “FOR” the approval of the Plan to authorize the Reorganization with respect to each Target Fund.
You can vote in one of four ways:
•By mail with the enclosed proxy card;
•By internet through the website listed in the proxy voting instructions;
•By automated touchtone using the toll-free number listed in the proxy voting instructions; or
•In person at the special shareholder meeting on July 14, 2026.
Thank you for taking the time to consider this important proposal and for your continuing investment.

Sincerely,

/s/ Deborah L. Hanna
Deborah L. Hanna
Secretary, Bridgeway Funds, Inc.

BRIDGEWAY FUNDS, INC.
Aggressive Investors 1 Fund
Ultra-Small Company Market Fund
Small-Cap Value Fund

20 Greenway Plaza, Suite 930
Houston, Texas 77046
(800) 661-3550

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be held on July 14, 2026

Bridgeway Funds, Inc., a Maryland corporation, will hold a Special Meeting of Shareholders (the “Special Meeting”) of the series of Bridgeway Funds, Inc. listed in the above caption (each, a “Target Fund”) on July 14, 2026, at 2:00 p.m. Central time, at 20 Greenway Plaza, Suite 930, Houston, Texas 77046. At the Special Meeting, you and the other shareholders of each Target Fund will be asked to consider and vote upon the proposal(s) below applicable to your Target Fund(s):

PROPOSAL: Approval of an Agreement and Plan of Reorganization (the “Plan”) providing for (i) the transfer of all of the assets of the applicable Target Fund to the applicable “Acquiring Fund” (see table below), a newly created series of EA Series Trust (the “EA Series Trust”), in exchange for (a) shares of the Acquiring Fund with an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shares of the Target Fund (plus cash in lieu of any fractional shares), and (b) the Acquiring Fund’s assumption of all of the liabilities of the Target Fund, followed by (ii) the liquidating distribution by the Target Fund to its shareholders of the shares of the Acquiring Fund received in the exchange in proportion to the shareholders’ respective holdings of shares of the Target Fund.

	Target Fund	Acquiring Fund
PROPOSAL 1	Aggressive Investors 1 Fund	EA Bridgeway Aggressive Investors ETF
PROPOSAL 2	Ultra-Small Company Market Fund	EA Bridgeway Ultra-Small Company Market ETF
PROPOSAL 3	Small-Cap Value Fund	EA Bridgeway Select Small-Cap Value ETF
The persons designated as proxies may use their discretionary authority to vote as instructed by management of each Target Fund on any other proposals raised at the Special Meeting to the extent permitted by the proxy rules of the U.S. Securities and Exchange Commission (the “SEC”), including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules. The approval of each Proposal is not contingent upon the approval of any other Proposal. Those present and the appointed proxies also will transact such other business, if any, as may properly come before the Special Meeting or any adjournments or postponements thereof. Holders of record of the shares of beneficial interest in a Target Fund as of the close of business on May 6, 2026, are entitled to vote at the Special Meeting or any adjournments or postponements thereof. If the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Special Meeting, or if a quorum is obtained but sufficient votes required to approve the Plan are not obtained, the chairman of the Special Meeting may adjourn the Special Meeting one or more times to permit, in accordance with applicable law, further solicitation of proxies with respect to the proposal. Any shareholder meeting, whether or not a quorum is present, may be adjourned by the vote of the majority of the shares represented at that meeting, either in person or by proxy.
This Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus are available on the internet at https://vote.proxyonline.com/bridgeway/docs, or by calling (toll-free) 800-992-3086. On this webpage, you also will be able to access each Target Fund’s Prospectus, each Acquiring Fund’s Prospectus, and any amendments or supplements to the foregoing material that are required to be furnished to shareholders. We encourage you to access and review all of the important information contained in the proxy materials before voting.

By Order of the Board of Directors of Bridgeway Funds, Inc.
/s/ Deborah L. Hanna
Secretary

BRIDGEWAY FUNDS, INC.
Aggressive Investors 1 Fund
Ultra-Small Company Market Fund
Small-Cap Value Fund

20 Greenway Plaza, Suite 930
Houston, Texas 77046
(800) 661-3550

SUMMARY
This is only a summary of certain information contained in this Proxy Statement/Prospectus. You should read the more complete information in the rest of this Combined Proxy Statement/Prospectus, including the Agreement and Plan of Reorganization (attached as Exhibit A).
What is this document and why did you send it to me?
The attached document is a proxy statement to solicit votes from shareholders of the series of Bridgeway Funds, Inc. (“Bridgeway Funds”) listed in the above caption (each a “Target Fund” and collectively, the “Target Funds”) at a special meeting on July 14, 2026 of each Target Fund’s shareholders (“Special Meeting”), and a registration statement for the EA Bridgeway Aggressive Investors ETF, EA Bridgeway Ultra-Small Company Market ETF, and EA Bridgeway Select Small-Cap Value ETF (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”), each a newly created series of EA Series Trust. This combined proxy/registration statement is referred to below as the “Proxy Statement.”
The Proxy Statement is being provided to each Target Fund’s shareholders by Bridgeway Funds in connection with the solicitation of proxies to vote to approve an Agreement and Plan of Reorganization with respect to each Target Fund (each a “Plan”) between Bridgeway Funds and the EA Series Trust regarding the proposed reorganization of each Target Fund into the corresponding Acquiring Fund (each a “Reorganization” and collectively, the “Reorganizations”). Each Target Fund’s shareholders will vote separately with respect to the Plan, and the approval of the Plan by the shareholders of the applicable Target Fund is required to proceed with the Reorganization with respect to that Target Fund.
How does the Board of Directors of Bridgeway Funds (the “Bridgeway Board”) recommend that I vote?
After careful consideration and upon the recommendation of Bridgeway Capital Management, LLC (“Bridgeway”) the investment adviser to each Target Fund, the Bridgeway Board unanimously approved the Plan with respect to each Target Fund and recommends that shareholders vote “FOR” each Proposal.
Why are the Reorganizations being recommended?
Bridgeway believes reorganizing each Target Fund into the corresponding Acquiring Fund, which is structured as an exchange-traded fund (“ETF”), offers a better value proposition for shareholders than a traditional open-end mutual fund, primarily because of reduced operational costs, intraday trading flexibility, and the possibility of lower transaction costs and advantageous tax treatment.
•Lower total net annual operating expenses: Each Acquiring Fund has lower total net annual fund operating expenses than the corresponding Target Fund.
•Intraday trading: Because ETF shares can be purchased and sold throughout the trading day at fair market value on an exchange, if you decide to purchase or sell shares of an Acquiring Fund, you can do so during the trading day at the then-prevailing market price. With a mutual fund, you place your purchase or redemption order, and your shares are purchased or redeemed at the next calculated net asset value (“NAV”) per share, which happens at the end of the trading day.
•Lower transaction costs and advantageous tax treatment: As background, typically when the portfolio securities of a mutual fund are sold, either to rebalance holdings or to raise cash for redemptions, the sale can create capital gains that impact all taxable shareholders of the mutual fund if such fund distributes (or is deemed to distribute) net capital gains to shareholders. In contrast, the mechanics of the creation and redemption process for ETFs facilitate the contribution and redemption of securities in-kind. These in-kind contributions and redemptions will permit each Acquiring Fund to avoid the usual transaction costs and market
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impact of cash transactions that each Target Fund typically experiences. Additionally, the in-kind redemption of securities by an ETF generally does not trigger the recognition of capital gains by the ETF. As a result, the ETF is less likely to need to make a capital gain distribution to eliminate entity level taxation, thereby enabling shareholders in the ETF to only recognize capital gains on their investment in the ETF after they sell their ETF shares.
•Greater transparency. Each Acquiring Fund will operate with relatively more transparency with respect to its portfolio holdings, with its holdings information made public each day on its website. Some investors may find this advantageous, as it may help them decide whether to invest or not; existing and potential shareholders can examine an ETF’s holdings and decide if the specific mix of holdings meets their needs. By contrast, mutual fund holdings are only disclosed quarterly.
Who will manage the Acquiring Fund?
Bridgeway is the investment adviser to each Target Fund and will be the sub-adviser to each Acquiring Fund. Bridgeway will be responsible for the selection of each Acquiring Fund’s investments. Bridgeway’s portfolio management teams for each Target Fund will remain the same with respect to each corresponding Acquiring Fund. Empowered Funds, LLC d/b/a EA Advisers (“EA Advisers”) will be the investment adviser to each Acquiring Fund and will provide services facilitating trade execution and various other administrative services in addition to supervising the overall daily affairs of the Acquiring Funds.
How will each Reorganization work?
Subject to the approval of the shareholders of each Target Fund, pursuant to the Plan, a Target Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund, and the Acquiring Fund’s assumption of the Target Fund’s liabilities. The Target Fund will then liquidate by distributing the shares it receives from the Acquiring Fund to the shareholders of the corresponding Target Fund. Shareholders of a Target Fund will become shareholders of the corresponding Acquiring Fund, and immediately after the Reorganization each such shareholder will hold a number of shares of the Acquiring Fund equal in aggregate NAV at the time of the exchange to the aggregate NAV of such shareholder’s shares of the Target Fund immediately prior to the Reorganization. However, shares of the Acquiring Funds are not issued in fractional shares. As a result, each Target Fund will redeem any fractional shares held by shareholders at NAV immediately prior to the Reorganizations. Such redemptions are expected to be small and will result in a taxable gain or loss for shareholders who hold such fractional shares in a taxable account.

The chart below indicates which Acquiring Fund shares you will receive in a Reorganization, depending on which Target Fund shares you currently own:

Target Funds	Acquiring Funds
Aggressive Investors 1 Fund	EA Bridgeway Aggressive Investors ETF
Ultra-Small Company Market Fund	EA Bridgeway Ultra-Small Company Market ETF
Small-Cap Value Fund	EA Bridgeway Select Small-Cap Value ETF

In order to receive shares of an Acquiring Fund as part of a Reorganization, you must hold your corresponding Target Fund shares through a brokerage account that permits investments in ETF shares (a “Qualifying Account”). If you hold your Target Fund shares in an account that is not permitted to hold corresponding Acquiring Fund shares (a “Non-Qualifying Account”), you will receive cash as part of the Reorganization, as described below. If you are unsure about the ability of your account to receive Acquiring Fund shares, please contact your financial advisor or other financial intermediary, or you also may call Bridgeway Funds at 1-800-661-3550 for assistance. If a Plan is approved by a Target Fund’s shareholders:

•On the closing date of the applicable Reorganization, each Target Fund’s shareholders who hold Target Fund shares through a Qualifying Account will receive a number of shares of beneficial interest of the corresponding Acquiring Fund equal in aggregate value to the aggregate NAV of the Target Fund shares held by such shareholder immediately prior to the Reorganization. However, shares of the Acquiring Funds
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are not issued in fractional shares. As a result, each Target Fund will redeem any fractional shares held by shareholders at NAV prior to the Reorganizations. Such redemptions are expected to be small and will result in a taxable gain or loss for shareholders who hold such fractional shares in a taxable account.
•Immediately prior to the applicable Reorganization, each shareholder of a Target Fund who holds Target Fund shares through a Non-Qualifying Account will receive cash equal in value to the aggregate NAV of such Target Fund shares held by the Target Fund shareholder (which will generally result in the recognition of gain or loss by the Target Fund shareholder for federal income tax purposes). Such shareholders will not become shareholders of the corresponding Acquiring Fund. If you hold your shares through a Non-Qualifying Account and wish to receive Acquiring Fund shares in the Reorganization, you must transfer your shares to a brokerage account that is permitted to invest in ETF shares at a broker-dealer of your choice.
If a Reorganization of a Target Fund is carried out as proposed, each transaction is not generally expected to result in the recognition of gain or loss by either the Target Fund or its shareholders for federal income tax purposes (except with respect to cash received by shareholders in lieu of fractional Acquiring Fund shares, if any, and cash received by shareholders who hold their Target Fund shares through Non-Qualifying Accounts). After each Reorganization takes place, only the corresponding Acquiring Funds will operate. Each Target Fund will be the accounting survivor following the applicable Reorganization. Please refer to the Combined Proxy Statement/Prospectus for a detailed explanation of the proposals.
If the Plan is approved by shareholders of each Target Fund at the Special Meeting, the Reorganizations presently are expected to be effective after the close of business (i.e., 4:00 p.m. Eastern time) on or about July 24, 2026.
How will a Reorganization affect my investment?
Following the Reorganization, each Target Fund shareholder who holds their shares through a Qualifying Account will become a shareholder of the Acquiring Fund. A shareholder who holds their shares through a Non-Qualifying Account will not become a shareholder of the Acquiring Fund.
There are differences between each Target Fund and each corresponding Acquiring Fund, including (1) each Target Fund is a mutual fund and each Acquiring Fund is an ETF, (2) each Acquiring Fund has lower total net annual fund operating expenses than each corresponding Target Fund; (3) Bridgeway serves as the investment adviser to each Target Fund and each Target Fund does not have a sub-adviser, while EA Advisers will serve as the investment adviser and Bridgeway will serve as the investment sub-adviser to each Acquiring Fund, and (4) each Target Fund and each corresponding Acquiring Fund are governed by separate, different boards. The Target Funds and the corresponding Acquiring Funds have the same or similar investment objectives and substantially similar investment strategies, policies, and risks. Differences, if any, between a Target Fund and its Acquiring Fund with respect to their investment objectives, investment strategies, policies, and risks are not expected to result in material differences between the holdings of a Target Fund and its corresponding Acquiring Fund.
The Reorganization will not affect the value of your investment at the time of the Reorganization, and your interest in a Target Fund will not be diluted. The Reorganization of a Target Fund is generally not expected to result in recognition of gain or loss by a Target Fund or its shareholders for federal income tax purposes (except with respect to cash received by shareholders in lieu of fractional Acquiring Fund shares and cash received by shareholders who hold their Target Fund shares through Non-Qualifying Accounts).
How will this Reorganization affect me as a shareholder?
If you hold your Target Fund shares through a Qualifying Account, you will receive applicable Acquiring Fund shares having an aggregate NAV equal to the aggregate NAV of the Target Fund shares you owned immediately prior to the Reorganization. However, shares of the Acquiring Funds are not issued in fractional shares. As a result, each Target Fund will redeem any fractional shares held by shareholders at NAV prior to the Reorganizations. Such redemptions are expected to be small and will result in a taxable gain or loss for shareholders who hold such fractional shares in a taxable account.
If you hold your Target Fund shares through a Non-Qualifying Account, you will not receive shares of the Acquiring Fund. Instead, you will receive a cash payment equal in value to the aggregate NAV of such Target Fund shares you owned immediately prior to the Reorganization. You will generally be required to recognize gain or loss upon the receipt of cash for federal income tax purposes.
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The following account types are examples of Non-Qualifying Accounts that cannot hold shares of ETFs:
•Non-Accommodating Brokerage Accounts. If you hold your Target Fund shares in a brokerage account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investments in ETF shares. You also may call Bridgeway Funds at 1-800-661-3550 for assistance. If such a change is not made before the Reorganization, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated, and you will receive cash equal in value to the NAV of the Target Fund shares you owned immediately prior to the Reorganization (which will generally result in the recognition of gain or loss for federal income tax purposes).
•Non-Accommodating Retirement Accounts. If you hold your Target Fund shares through an IRA or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may redeem your shares prior to the Reorganization, or your financial intermediary may transfer your investment in the Target Fund to a different investment option prior to the Reorganization. In some cases, this transfer may be subject to tax. If you do not redeem your shares or if your financial intermediary does not transfer your investment to a different investment option prior to the Reorganization, your Target Fund shares will be liquidated, and you will receive cash equal in value to the NAV of the Target Fund shares you owned immediately prior to the Reorganization. If you hold Target Fund shares in an IRA account, the return of cash may be treated as a taxable withdrawal or other taxable distribution by the IRA or other retirement account to you. In addition to being treated as taxable income, in some cases, the cash payment may also be subject to a 10% early distribution tax for IRAs. Please consult with your financial intermediary, plan sponsor or plan administrator for more information on the impact that the Reorganization will have on you and your investments.
•Fund Direct Accounts. If you hold Target Fund shares in an account directly with the Target Fund and do not take action to transfer your investment in the Target Fund to a brokerage account that permits investments in ETF shares prior to the Reorganization, your Target Fund shares will be liquidated and you will receive cash equal in value to the NAV of the Target Fund shares you owned immediately prior to the Reorganization (which will generally result in the recognition of gain or loss for federal income tax purposes).
What will change when a Target Fund, as a mutual fund, is reorganized to an ETF?
If you receive Acquiring Fund shares in the Reorganization, you will remain a shareholder of a registered investment company, but it will be an exchange-traded investment company, known as an ETF. You will no longer redeem individual shares directly from an Acquiring Fund. If you decide to purchase or sell shares of an Acquiring Fund after the Reorganization, you will need to place a trade through a broker-dealer, which will execute your trade on the Cboe BZX Exchange, Inc. or other nationally recognized exchange at prevailing market prices. As with all ETFs, your broker may charge a commission for purchase and sales transactions, and your shares may trade on the exchange at a premium or discount to an Acquiring Fund’s NAV.
Each Acquiring Fund is a fully transparent ETF, which means that a list of the Acquiring Fund’s portfolio holdings will be available on the Acquiring Fund’s website every day. Each Acquiring Fund’s website will also contain other information about, among other things, the NAV, market price, premiums and discounts, and bid-ask spreads, as required by rules that govern ETFs.
What will happen if a Reorganization is not approved?
The Reorganization of each Target Fund into the corresponding Acquiring Fund is not conditioned upon receipt of shareholder approval of the Reorganizations relating to each of the other Target Funds. If the shareholders of a Target Fund do not approve the proposed Reorganization of a Target Fund, then the Reorganization of such Target Fund will not be implemented and the Target Fund will continue to operate as a series of the Bridgeway Funds and will continue to be managed by Bridgeway. In such case, the Bridgeway Board will consider other alternatives, including possibly seeking approval of another proposal or liquidating, which could incur additional expense to shareholders.
Why do I need to vote?
Your vote is needed to ensure that a quorum is present at the Special Meeting so that the proposals can be acted upon. Your immediate response on the enclosed proxy card (or by mail, telephone, or internet) will help prevent the
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need for any further solicitations for a shareholder vote, which will result in additional expenses. Your vote is very important regardless of the number of shares you own.
Who will pay the costs in connection with the Special Meeting and the Reorganizations?
Bridgeway and EA Advisers will bear the costs and expenses incurred in connection with the Reorganization and any related transactions, excluding any brokerage commissions and transaction fees, the Special Meeting, and the solicitation of proxies, regardless of whether or not the Reorganizations are consummated. The Target Funds and the Acquiring Funds will not incur any expenses in connection with the Reorganizations.
What vote is required to approve the proposed Reorganization?
The approval of each proposed Reorganization requires the affirmative vote of (i) 67% or more of the applicable Target Fund shares present at the Special Meeting, if the holders of more than 50% of the outstanding shares of the Target Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Target Fund, whichever is less.
How can I vote?
You can vote in any one of four ways:
•by mail, by sending the enclosed proxy card, signed and dated;
•by phone, by calling one of the toll-free numbers listed on your proxy card for an automated touch tone voting line or to speak with a live operator;
•via the Internet by following the instructions set forth on your proxy card; or
•in person, by attending the Special Meeting.
Whichever method you choose, please take the time to read the full text of the enclosed Combined Proxy Statement/Prospectus before you vote.
Who should I call for additional information about the Combined Proxy Statement/Prospectus?
Please call EQ Fund Solutions, the Target Funds’ proxy solicitor, at 800-992-3086, Monday through Friday between the hours of 9:00 a.m. to 10:00 p.m. Eastern time.
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COMBINED PROXY STATEMENT/PROSPECTUS
FOR THE REORGANIZATIONS OF

Aggressive Investors 1 Fund
Ultra-Small Company Market Fund
Small-Cap Value Fund

(each a series of Bridgeway Funds, Inc.)
20 Greenway Plaza, Suite 930
Houston, Texas 77046

INTO

EA Bridgeway Aggressive Investors ETF
EA Bridgeway Ultra-Small Company Market ETF
EA Bridgeway Select Small-Cap Value ETF

(each a series of EA Series Trust)
3803 West Chester Pike, Suite 150
Newtown Square, PA 19073

May 14, 2026

This Combined Proxy Statement/Prospectus (the “Proxy Statement/Prospectus”) is being sent to you in connection with the solicitation of proxies for the series of Bridgeway Funds, Inc. (“Bridgeway Funds”) listed in the above caption (each, a “Target Fund” and collectively, the “Target Funds”) by the Bridgeway Funds’ Board of Directors (the “Bridgeway Board”) for use at a Special Meeting of Shareholders (the “Special Meeting”) of each Target Fund, to be held on July 14, 2026, at 2:00 p.m. Central time, at 20 Greenway Plaza, Suite 930, Houston, Texas 77046. At the Special Meeting, you and the other shareholders of each Target Fund will be asked to consider and vote upon the following proposal(s):
PROPOSAL: Approval of an Agreement and Plan of Reorganization (the “Plan”) providing for (i) the transfer of all of the assets of the applicable Target Fund to the applicable “Acquiring Fund” (see table below), a newly created series of EA Series Trust (the “EA Series Trust”), in exchange for (a) shares of the Acquiring Fund with an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shares of the Target Fund (plus cash in lieu of any fractional shares), and (b) the Acquiring Fund’s assumption of all of the liabilities of the Target Fund, followed by (ii) the liquidating distribution by the Target Fund to its shareholders of the shares of the Acquiring Fund received in the exchange in proportion to the shareholders’ respective holdings of shares of the Target Fund.

	Target Fund	Acquiring Fund
PROPOSAL 1	Aggressive Investors 1 Fund	EA Bridgeway Aggressive Investors ETF
PROPOSAL 2	Ultra-Small Company Market Fund	EA Bridgeway Ultra-Small Company Market ETF
PROPOSAL 3	Small-Cap Value Fund	EA Bridgeway Select Small-Cap Value ETF
The persons designated as proxies may use their discretionary authority to vote as instructed by management of each Target Fund on any other proposals raised at the Special Meeting to the extent permitted by the proxy rules of the U.S. Securities and Exchange Commission (the “SEC”), including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.
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The Bridgeway Board has fixed the close of business on May 6, 2026, as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Special Meeting and at any adjournment or postponement thereof. Shareholders of a Target Fund on the Record Date will be entitled to one vote for each share of a Target Fund held (and a proportionate fractional vote for each fractional share). This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card will be mailed on or about May 20, 2026 to all shareholders eligible to vote on a Plan.
If a Target Fund’s shareholders vote to approve the Plan, on the closing date of the Reorganization, shareholders of a Target Fund will receive shares of the corresponding Acquiring Fund with an aggregate NAV equal to the aggregate NAV of their Target Fund shares held immediately prior to the Reorganization. However, shares of the Acquiring Funds are not issued in fractional shares. As a result, each Target Fund will redeem any fractional shares held by shareholders at NAV prior to the Reorganizations. Such redemptions are expected to be small and will result in a taxable gain or loss for shareholders who hold such fractional shares in a taxable account. The Target Fund will then be liquidated and dissolved.
•Each Target Fund shareholder who holds Target Fund shares through a Qualifying Account will receive a number of shares of beneficial interest of the Acquiring Fund equal in aggregate value to the aggregate NAV of the Target Fund shares held by such shareholder immediately prior to the Reorganization. However, shares of the Acquiring Funds are not issued in fractional shares. As a result, each Target Fund will redeem any fractional shares held by shareholders at NAV prior to the Reorganizations. Such redemptions are expected to be small and will result in a taxable gain or loss for shareholders who hold such fractional shares in a taxable account.

•Immediately prior to a Reorganization, the Target Fund shareholders who hold Target Fund shares through a Non-Qualifying Account will receive cash equal in value to the aggregate NAV of the Target Fund shares held by the Target Fund shareholder (which will generally result in the recognition of gain or loss by the Target Fund shareholder for federal income tax purposes). Such shareholders will not become shareholders of the corresponding Acquiring Fund. If you hold your shares through a Non-Qualifying Account and wish to receive Acquiring Fund shares in the Reorganization, you must transfer your shares to a brokerage account that is permitted to invest in ETF shares at a broker-dealer of your choice.
Shareholders who execute proxies may revoke them at any time before they are voted. Any shareholder giving a proxy may revoke it before it is exercised at the Special Meeting, either by writing to the Secretary of the Bridgeway Funds, at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy can also be revoked by voting your proxy at a later date through the phone number or the Internet website address listed in the enclosed voting instructions or submitting a later dated proxy card. If your shares are held in the name of a brokerage firm, bank, nominee or other institution, you should provide instructions to your broker, bank, nominee or other institution on how to vote your shares. If you hold your shares in the name of a brokerage firm, bank, nominee or other institution, you must provide a legal proxy from that institution in order to vote your shares in person at the Special Meeting.
Each Target Fund is a series of Bridgeway Funds, an open-end management investment company registered with the U.S. Securities and Exchange Commission (the “SEC”) and organized as a Maryland corporation. Each Acquiring Fund is a series of EA Series Trust, an open-end management investment company registered with the SEC, and organized as a Delaware statutory trust.
This Combined Proxy Statement/Prospectus includes information about the Plan and each Acquiring Fund that you should know before voting on the Plan, which if approved, would result in your owning shares of the corresponding Acquiring Fund after the Reorganization. The following documents each have been filed with the SEC, and are incorporated herein by reference:
Target Fund Prospectus and Statement of Additional Information (“SAI”) dated October 31, 2025, as supplemented, filed with the SEC (File Nos. 811-0820 and 333-72416);
Target Fund Annual Report to shareholders for the fiscal year ended June 30, 2025, filed with the SEC (File No. 811-08200).

Acquiring Fund Prospectus and Statement of Additional Information dated May 13, 2026, filed with the SEC (File Nos. 333-195493 and 811-22961).
You may request a free copy of the Target Funds’ Prospectus and SAI without charge by writing to the Target Funds at Bridgeway Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 534435, Pittsburgh, Pennsylvania 15253-4435, by calling 1-800-661-3550, or by visiting https://vote.proxyonline.com/bridgeway/docs.
You may request a free copy of the Acquiring Funds’ Prospectus and SAI by calling (215) 330-4476.
Each Acquiring Fund is expected to commence operations upon the closing of the Reorganization. Accordingly, the Acquiring Funds do not have any shareholder reports available.
This Combined Proxy Statement/Prospectus sets forth the basic information you should know before voting on the proposal(s). You should read it and keep it for future reference. Additional information is set forth in the SAI dated May 14, 2026, relating to this Combined Proxy Statement/Prospectus, which is also incorporated by reference into this Proxy Statement/Prospectus. The SAI is available upon request and without charge by calling (215) 330-4476.
Important Notice Regarding Availability of Proxy Materials for the Special Meeting to be Held on July 14, 2026. This Combined Proxy Statement/Prospectus is available on the Internet at https://vote.proxyonline.com/bridgeway/docs. If you need any assistance or have any questions regarding the proposal or how to vote your shares, please call the toll-free number on your enclosed proxy card. Representatives are available Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.
THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
The shares offered by this Combined Proxy Statement/Prospectus are not a deposit or obligation of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in an Acquiring Fund involves investment risk, including the possible loss of principal.

 I.    Proposal - To Approve the Agreement and Plan of Reorganization
A.    Overview
The Board of Directors of Bridgeway Funds (the “Bridgeway Board”) has called the Special Meeting to ask shareholders of each Target Fund to consider and vote on the applicable proposed reorganization (each, a “Reorganization” and together, the “Reorganizations”) of the Target Funds into the corresponding Acquiring Funds, each a new series of the EA Series Trust (the Target Funds and Acquiring Funds are each sometimes referred to below as a “Fund” and, collectively, as the “Funds”). The Bridgeway Board (including a majority of the independent directors, meaning those directors who are not “interested persons” of each Target Fund as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”) considered and approved each Reorganization at a meeting held on February 12, 2026 subject to the approval of the applicable Target Fund’s shareholders.
The Target Funds currently operate as separate series of Bridgeway Funds. Bridgeway Capital Management, LLC (“Bridgeway”) serves as the investment adviser to each Target Fund and provides day-to-day portfolio management services. Bridgeway wishes to reorganize the Target Funds into the EA Series Trust. To effectuate this, the Bridgeway Board has approved each Reorganization, pursuant to an Agreement and Plan of Reorganization (each a “Plan”). In order to implement each Reorganization, the EA Series Trust has established each Acquiring Fund as a newly organized fund that will commence operations upon the closing of the Reorganization of the corresponding Target Fund. Each Acquiring Fund will be managed by Empowered Funds, LLC, dba EA Advisers (“EA Advisers”) as the investment adviser and Bridgeway will serve as the investment sub-adviser to each Acquiring Fund. Each Acquiring Fund will have the same or a similar investment objective and substantially similar principal investment strategies, policies, and risks as the corresponding Target Fund. Differences, if any, between a Target Fund and its Acquiring Fund with respect to their investment objectives, investment strategies, policies, and risks are not expected to result in material differences between the holdings of a Target Fund and its corresponding Acquiring Fund.
The current portfolio managers of each Target Fund will continue to serve as portfolio managers for the corresponding Acquiring Fund. If shareholders approve the Reorganization of a Target Fund, then all of the assets of the Target Fund will be acquired by the corresponding Acquiring Fund (except for cash provided in lieu of fractional shares and cash received by shareholders who hold their Target Fund shares through Non-Qualifying Accounts), all of the liabilities of the Target Fund will be assumed by the corresponding Acquiring Fund, and your shares of the Target Fund will be converted into shares of such Acquiring Fund.
Bridgeway Funds is a multiple series corporation that offers a number of portfolios managed by Bridgeway.
The EA Series Trust is a multiple series trust that offers a number of portfolios that are managed by separate sub-advisers. The EA Series Trust is not affiliated with the Target Fund or Bridgeway Funds.
Each Target Fund and each Acquiring Fund are governed by separate, different Boards of Directors/Trustees. Custody, administration, fund accounting and transfer agency, and distribution services (“Third Party Service Arrangements”) are provided to the Bridgeway Funds and EA Series Trust by the following entities:

SERVICE PROVIDER	TARGET FUNDS	ACQUIRING FUNDS
Administrator and Fund Accounting Agent	Bridgeway Capital Management, LLC 20 Greenway Plaza, Suite 930 Houston, Texas 77046 The Bank of New York Mellon 103 Bellevue Parkway Wilmington, Delaware 19809	U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services 615 East Michigan Street, Milwaukee, Wisconsin 53202
Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101	PINE Distributors LLC 501 S. Cherry Street, Suite 610 Denver, Colorado 80246
Transfer Agent	BNY Mellon Investment Servicing (US) Inc. 103 Bellevue Parkway Wilmington, Delaware 19809	U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services 615 East Michigan Street, Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, Pennsylvania 19103	Tait, Weller & Baker LLP 50 South 16th Street, Suite 2900 Philadelphia, Pennsylvania 19102
Custodian	Bank of New York Mellon 240 Greenwich Street New York, New York 10286	U.S. Bank National Association 1555 North Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Bridgeway Funds anticipates that the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). The closing of each Reorganization is conditioned upon the receipt by Bridgeway Funds and the EA Series Trust of an opinion to such effect from Stradley Ronon Stevens & Young, LLP, tax counsel to the Bridgeway Funds. If a Reorganization so qualifies, each Target Fund and its shareholders generally are not expected to recognize any gain or loss for federal income tax purposes on the transfer of its assets, the assumption of its liabilities, and its receipt and distribution of corresponding Acquiring Fund shares in the Reorganization. However, a shareholder receiving cash will generally recognize gain to the extent the cash received by the shareholder exceeds the shareholder’s tax basis allocable to the shares. If a shareholder holds Target Fund shares through a Non-Qualifying Account and does not take action to transfer the investment to a Qualifying Account prior to the Reorganization, the Target Fund shares will be liquidated and exchanged for cash equal in value to the NAV of the shareholder’s Target Fund shares, and the shareholder would generally be required to recognize gain or loss upon the receipt of cash.
Each Target Fund will not pay for the costs of the Reorganization, the Special Meeting, or the solicitation of proxies. Bridgeway and EA Advisers will bear these costs, including the expenses associated with preparing and filing the registration statement that includes this Proxy Statement/Prospectus and the cost of copying, printing and mailing proxy materials. In addition to solicitations by mail, Bridgeway also may solicit proxies, without special compensation, by telephone or otherwise. Bridgeway Funds and EA Advisers will pay these costs regardless of whether the Reorganizations are consummated.
The Bridgeway Board, including the Independent Directors, approved the solicitation of the shareholders of each Target Fund to vote on the Plan, the form of which is attached to this Proxy Statement in Exhibit A.
B.    Comparison Fee Tables and Examples
The following table shows the fees and expenses for each Target Fund based on information for each Target Fund's fiscal year ended June 30, 2025. Only pro forma information is provided for each Acquiring Fund because each Acquiring Fund will not commence operations until the applicable Reorganization is completed. Each Target Fund pays Bridgeway a management fee and separately bears various other expenses incurred by the Target Funds. Each Acquiring Fund operates under a unitary fee structure whereby each Acquiring Fund will pay EA Advisers a management fee, and EA Advisers will then pay all expenses incurred by the applicable Acquiring Fund, except for the management fee and certain other expenses. The fees and expenses and the example below do not include the brokerage commissions and other fees to financial intermediaries that investors may pay on their purchases and sales of shares of an Acquiring Fund.

Aggressive Investors 1 Fund (Target Fund)
EA Bridgeway Aggressive Investors ETF (Acquiring Fund)

	Target Fund	Acquiring Fund (Pro forma)
Management Fees	0.60%[1]	0.73%[2]
Distribution and service (Rule 12b-1) Fees	None	None
Other Expenses	0.26%	0.00%[2]
Total Annual Fund Operating Expenses	0.86%	0.73%
1 The Management Fee is comprised of a base fee, which is applied to the Target Fund’s average annual net assets, and a performance adjustment, which adjusts the fee upward or downward depending on the Target Fund’s performance relative to the S&P 500 Index over a rolling five-year performance period and is applied to the Target Fund’s average daily net assets over this same period. No performance adjustment will be made to the fee if the cumulative difference between the Target Fund’s performance and that of the Index does not exceed a specified threshold over the performance period. As a result, the Management Fee may change from year to year.
2 Restated to reflect current fees.
Example
The Example below is intended to help you compare the cost of investing in each Target Fund with the cost of investing in the corresponding Acquiring Fund on a pro forma basis. The Example assumes that you invest $10,000 in a Fund and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return, that each Fund’s Total Annual Fund Operating Expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows, if you redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Target Fund	$88	$274	$476	$1,060
Acquiring Fund (Pro forma)	$75	$233	$406	$906

Ultra-Small Company Market Fund (Target Fund)
EA Bridgeway Ultra-Small Company Market ETF (Acquiring Fund)

	Target Fund	Acquiring Fund (Pro forma)
Management Fees	0.50%	0.73%[2]
Distribution and service (Rule 12b-1) Fees	None	None
Other Expenses[1]	0.33%	0.00%[2]
Total Annual Fund Operating Expenses	0.83%	0.73%
Fees Waived and/or Expenses reimbursed	(0.08%)[1]	None
Total Annual Fund Operating Expenses after Waiving Fees and/or Reimbursing Expenses	0.75%	0.73%
1 Bridgeway pursuant to its Management Agreement with Bridgeway Funds, is contractually obligated to waive fees and/or pay Target Fund expenses, if necessary, to ensure that net expenses do not exceed 0.75%. The expense limitation cannot be changed or eliminated without shareholder approval.
2 Restated to reflect current fees.

Example
The Example below is intended to help you compare the cost of investing in each Target Fund with the cost of investing in the corresponding Acquiring Fund on a pro forma basis. The Example assumes that you invest $10,000 in a Fund and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return, that each Fund’s Total Annual Fund Operating Expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows, if you redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Ultra-Small Company Market Fund	$77	$240	$417	$930
Acquiring Fund (Pro forma)	$75	$233	$406	$906

Bridgeway Small-Cap Value Fund (Target Fund)
EA Bridgeway Select Small-Cap Value ETF (Acquiring Fund)

	Target Fund	Acquiring Fund (Pro forma)
Management Fees	0.64%[1]	0.79%[2]
Distribution and service (Rule 12b-1) Fees	None	None
Other Expenses	0.26%	0.00%[2]
Total Annual Fund Operating Expenses	0.90%	0.79%
1 The Management Fee is comprised of a base fee, which is applied to the Target Fund’s average annual net assets, and a performance adjustment, which adjusts the fee upward or downward depending on the Target Fund’s performance relative to the Russell 2000 Value Index over a rolling five-year performance period and is applied to the Target Fund’s average daily net assets over this same period. No performance adjustment will be made to the fee if the cumulative difference between the Target Fund’s performance and that of the Index does not exceed a specified threshold over the performance period. As a result, the Management Fee may change from year to year.
2 Restated to reflect current fees.
Example
The Example below is intended to help you compare the cost of investing in each Target Fund with the cost of investing in the corresponding Acquiring Fund on a pro forma basis. The Example assumes that you invest $10,000 in a Fund and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return, that each Fund’s Total Annual Fund Operating Expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows, if you redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Small-Cap Value Fund	$92	$288	$500	$1,110
Acquiring Fund (Pro forma)	$81	$252	$439	$978

C.    The Funds’ Investment Objectives, Principal Investment Strategies, and Principal Risks
As discussed in more detail below, the investment objective of each Target Fund and the corresponding Acquiring Fund are the same or similar, and each Acquiring Fund and each Target Fund have substantially similar principal investment strategies and principal risks. Differences, if any, between a Target Fund and its Acquiring Fund with respect to their investment objectives, investment strategies, policies, and risks are not expected to result in material differences between the holdings of a Target Fund and its corresponding Acquiring Fund.

Comparison of Investment Objectives
Each Fund’s investment objective is non-fundamental and may be changed by the respective Fund’s Board of Directors or Trustees, as applicable, without shareholder approval, upon prior written notice to shareholders.

Aggressive Investors 1 Fund (Target Fund)	EA Bridgeway Aggressive Investors ETF (Acquiring Fund)
Seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three-year intervals or more).	Seeks to provide long-term total return on capital, primarily through capital appreciation.

Ultra-Small Company Market Fund (Target Fund)	EA Bridgeway Ultra-Small Company Market ETF (Acquiring Fund)
Seeks to provide long-term total return on capital, primarily through capital appreciation.	Same.

Small-Cap Value Fund (Target Fund)	EA Bridgeway Select Small-Cap Value ETF (Acquiring Fund)
Seeks to provide long-term total return on capital, primarily through capital appreciation.	Same.

Comparison of Principal Investment Strategies
Each Fund seeks to achieve its investment objective by using the following strategies.

Aggressive Investors 1 Fund (Target Fund)	EA Bridgeway Aggressive Investors ETF (Acquiring Fund)
The Fund invests in a diversified portfolio of common stocks of companies of any size that are listed on the New York Stock Exchange, NYSE American, and Nasdaq. Bridgeway Capital Management, LLC (the “Adviser”) selects stocks for the Fund using a statistical approach. The Fund seeks to achieve the risk objective by investing in stocks that the Adviser believes have a lower probability of price decline over the long term, though the stock price may be more volatile in the short term.

The Fund may invest in stocks for which there is relatively low market liquidity, as periodically determined by the Adviser based on the stock’s trading volume. The Fund may also use aggressive investment techniques such as: (i) investing up to 10% of its total assets in a single company, (ii) investing up to 15% of its total assets in foreign securities (as defined below), and (iii) short-term trading (buying and selling the same security in less than a three month timeframe).

For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the US; and (ii) that derive 50% or more of their total revenue from activities outside of the US.

The Fund invests in a portfolio of common stocks of companies of any size that are listed on the New York Stock Exchange, NYSE American, and Nasdaq. The Fund’s sub-adviser, Bridgeway Capital Management, LLC (the “Sub-Adviser”), selects stocks for the Fund using a statistical approach to identify stocks with a lower probability of price decline over the long term, though the stock price may be more volatile in the short-term.

The Sub-Adviser generally selects companies to provide strong portfolio exposure to Quality (e.g., high profit margins and stable earnings), Value (e.g., low valuation multiples), and Sentiment (e.g., positive estimate revisions or price momentum) factors. The Fund may also use aggressive investment techniques such as:
• investing up to 10% of its total assets in a single company,
• investing in foreign companies (i.e., companies based in a country other than the United States or that derive a majority of their revenue from activities outside of the United States), and
• short-term trading (buying and selling the same security in less than a three month timeframe).

The Adviser’s investment process incorporates material environmental, social, and governance (“ESG”) information, when available, as a consideration in the ongoing assessment of potential portfolio securities. The Adviser uses ESG research and/or ratings information provided by third parties in performing this analysis and considering ESG risks. As with any consideration used in assessing portfolio securities, the Adviser may, at times, utilize ESG information to increase the weighting of an issuer with a good ESG record or decrease the weighting of an issuer with a poor ESG record. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the Adviser.	The Sub-Adviser’s investment process incorporates material environmental, social, and governance (“ESG”) information, when available, as a consideration in the ongoing assessment of potential portfolio securities. The Sub-Adviser uses ESG research and/or ratings information provided by third parties in performing this analysis and considering ESG risks. As with any consideration used in assessing portfolio securities, the Sub-Adviser may, at times, utilize ESG information to increase the weighting of an issuer with a good ESG record or decrease the weighting of an issuer with a poor ESG record. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the Sub-Adviser.
The Fund may invest a high percentage of its assets in a smaller number of companies than other mutual funds. The Fund may engage in active and frequent trading of portfolio securities.
Although the Fund seeks investments across a number of sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors.	Although the Fund seeks investments across a number of sectors, from time to time the Fund may have significant positions in particular sectors.

Ultra-Small Company Market Fund (Target Fund)	EA Bridgeway Ultra-Small Company Market ETF (Acquiring Fund)
The Fund aims to achieve its objective by approximating the total return of the CRSP Cap-Based Portfolio 10 Index (the “Index”) published by the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago over longer time periods. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in ultra-small company stocks based on company size at the time of purchase. For purposes of the Fund’s investments, “ultra-small companies” are defined as those: (i) companies that have a market capitalization the size of the smallest 10% of companies listed on the New York Stock Exchange; or (ii) companies with a capitalization that falls within the range of capitalization of companies included in the Index as defined by CRSP. A majority of the stocks in the Fund are listed on Nasdaq. On June 30, 2025, the stocks in this group generally had a market capitalization of less than $329 million. Bridgeway Capital Management, LLC (the “Adviser”) invests in a representative sample of the companies included in the Index using a statistical approach. However, the Adviser also may invest in companies that are not included in the Index.
The Fund invests in a portfolio of common stocks of ultra-small companies selected by the Fund’s sub-adviser, Bridgeway Capital Management, LLC (the “Sub-Adviser”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in ultra-small companies. For purposes of the Fund’s 80% policy, the Fund considers ultra-small companies to be those with a market capitalization of less than $1 billion at the time of purchase.

The Sub-Adviser generally seeks to construct a portfolio with similar sector and size composition as the universe of the smallest 10% of U.S.-listed stocks. However, the Sub-Adviser may exclude companies that it views as likely to underperform the ultra-small company market.

The Adviser’s investment process incorporates material environmental, social, and governance (“ESG”) information, when available, as a consideration in the ongoing assessment of potential portfolio securities. The Adviser uses ESG research and/or ratings information provided by third parties in performing this analysis and considering ESG risks. As with any consideration used in assessing portfolio securities, the Adviser may, at times, utilize ESG information to increase the weighting of an issuer with a good ESG record or decrease the weighting of an issuer with a poor ESG record. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the Adviser.	The Sub-Adviser’s investment process incorporates material environmental, social, and governance (“ESG”) information, when available, as a consideration in the ongoing assessment of potential portfolio securities. The Sub-Adviser uses ESG research and/or ratings information provided by third parties in performing this analysis and considering ESG risks. As with any consideration used in assessing portfolio securities, the Sub-Adviser may, at times, utilize ESG information to increase the weighting of an issuer with a good ESG record or decrease the weighting of an issuer with a poor ESG record. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the Sub-Adviser.
Although the Fund seeks investments across a number of sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors.	Although the Fund seeks investments across a number of sectors, from time to time the Fund may have significant positions in particular sectors.
The Adviser also seeks to minimize the distribution of capital gains, within the constraints of the investment objective and ultra-small company focus, by offsetting capital gains with capital losses. By paying close attention to trading, the Adviser seeks to conduct such tax management without detriment to the overall Fund return.

Small-Cap Value Fund (Target Fund)	EA Bridgeway Select Small-Cap Value ETF (Acquiring Fund)
The Fund invests in a diversified portfolio of small-cap stocks that are listed on the New York Stock Exchange, NYSE American, and Nasdaq. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks from among those in the small-cap value category at the time of purchase. For purposes of the Fund’s investments, “small-cap stocks” are those whose market capitalization (stock market worth) falls within the range of the Russell 2000® Index, an unmanaged, market value weighted index, which measures the performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market with dividends reinvested. The market capitalization range for the Russell 2000 Index was $93 million to $16 billion as of June 30, 2025. Bridgeway Capital Management, LLC (the “Adviser”) selects stocks within the small-cap value category for the Fund using a statistical approach. Value stocks are those the Adviser believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales, or price to cash flow.
The Fund invests in a portfolio of small-cap stocks that are listed on the New York Stock Exchange, NYSE American, and Nasdaq. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in small-cap companies. For purposes of the Fund’s 80% policy, the Fund defines “small-cap companies” as companies with a market capitalization of less than $15 billion at the time of purchase. Generally, the Fund expects to invest in small-cap companies that the Fund’s sub-adviser, Bridgeway Capital Management, LLC (the “Sub-Adviser”), determines are in the lowest 10% of total market capitalization or smaller than the 1,000th largest U.S. company when ranking these stocks in order of market capitalization.

The Sub-Adviser selects stocks within the small-cap value category for the Fund using a statistical approach. Value stocks are those the Sub-Adviser believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales, or price to cash flow. The Sub-Adviser generally selects companies to provide strong portfolio exposure to Quality (e.g., high profit margins and stable earnings), Value (e.g., low valuation multiples), and Sentiment (e.g., positive estimate revisions or price momentum) factors.

The Adviser’s investment process incorporates material environmental, social, and governance (“ESG”) information, when available, as a consideration in the ongoing assessment of potential portfolio securities. The Adviser uses ESG research and/or ratings information provided by third parties in performing this analysis and considering ESG risks. As with any consideration used in assessing portfolio securities, the Adviser may, at times, utilize ESG information to increase the weighting of an issuer with a good ESG record or decrease the weighting of an issuer with a poor ESG record. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the Adviser.	The Sub-Adviser’s investment process incorporates material environmental, social, and governance (“ESG”) information, when available, as a consideration in the ongoing assessment of potential portfolio securities. The Sub-Adviser uses ESG research and/or ratings information provided by third parties in performing this analysis and considering ESG risks. As with any consideration used in assessing portfolio securities, the Sub-Adviser may, at times, utilize ESG information to increase the weighting of an issuer with a good ESG record or decrease the weighting of an issuer with a poor ESG record. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the Sub-Adviser.
Although the Fund seeks investments across a number of sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors.	Although the Fund seeks investments across a number of sectors, from time to time the Fund may have significant positions in particular sectors.
While the Fund is managed for long-term total return on capital, the Adviser seeks to minimize capital gains distributions as part of a tax management strategy. The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.

Comparison of Principal Investment Risks
This section will help you compare the principal investment risks of each Target Fund and the applicable Acquiring Fund, which are generally the same, except that the Acquiring Fund is also subject to certain principal investment risks due to the Acquiring Fund’s structure as an ETF.

Aggressive Investors 1 Fund (Target Fund)	EA Bridgeway Aggressive Investors ETF (Acquiring Fund)
Market Risk—Shareholders of the Fund are exposed to higher risk than the stock market as a whole and could lose money. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy.

Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises, and environmental disasters such as earthquakes, fire, and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund. The Target Fund does not disclose a comparable risk, however this risk applies to both the Acquiring and the Target Fund.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Small-Cap Company Risk—Since the Fund invests in companies of any size and because there are a larger number of small and less liquid companies that the Fund could invest in, the Fund may bear the short-term risk (volatility) associated with small companies, especially in the early stages of an economic or stock market downturn.

Small-Cap Company Risk. Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks because small-cap companies may have less management experience, limited financial resources, and minimal product diversification.

Sector Risk—Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Aggressive Investors 1 Fund (Target Fund)	EA Bridgeway Aggressive Investors ETF (Acquiring Fund)
The Target Fund does not separately disclose this risk.
Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure. The Target Fund does not disclose a comparable risk, however this risk applies to both the Acquiring and the Target Fund.

Management and Operational Risk—The Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s or portfolio managers’ success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Sub-Adviser and the portfolio managers and the skill of the Sub-Adviser and/or portfolio managers in evaluating, selecting, and monitoring the Fund’s assets. The Fund could experience losses (realized and unrealized) if the judgment of the Sub-Adviser or portfolio managers about markets or sectors or the attractiveness of particular investments made for the Fund’s portfolio prove to be incorrect. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results.

Models and Data Risk. The Sub-Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Sub-Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Foreign Securities Risk—Investments in foreign securities can be more volatile than investments in US securities. Foreign securities can be adversely affected by political, economic and market developments abroad that may not necessarily affect the US economy or companies located in the United States.

Foreign Companies Risk. Returns on investments in foreign companies could be more volatile than, or trail the returns on, investments in U.S. companies. Investments in foreign companies are subject to special risks, including risks associated with foreign companies generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; and regulatory risks.

Aggressive Investors 1 Fund (Target Fund)	EA Bridgeway Aggressive Investors ETF (Acquiring Fund)
Environmental, Social, and Governance Investing Risk. The Fund’s incorporation of ESG considerations in its investment strategy may cause it to make different investments than a fund that has a similar investment style but does not incorporate such considerations in its strategy. As with the use of any considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.
Same.
Focus Investing Risk—The Fund may invest a high percentage of its assets in a small number of companies, which may add to Fund volatility.	The Acquiring Fund does not separately disclose this risk.

Ultra-Small Company Market Fund (Target Fund)	EA Bridgeway Ultra-Small Company Market ETF (Acquiring Fund)
Ultra-Small Company Risk—The market price of ultra-small company shares typically exhibits greater volatility than small-company and even micro-cap company shares and much greater volatility than large-company shares. Therefore, shareholders of this Fund are exposed to higher risk and could lose money.

Ultra-Small Company Risk. The market prices of ultra-small company shares typically exhibit greater volatility than small-company shares, and even micro-cap company shares, and much greater volatility than large-company shares. Ultra-small companies often have unpredictable earnings, limited product lines, markets, distribution channels, and financial resources, and the management of such companies may be dependent upon one or few people.

Ultra-Small Company Market Fund (Target Fund)	EA Bridgeway Ultra-Small Company Market ETF (Acquiring Fund)
Market Risk—The Fund is subject to the risk that ultra-small company stocks will underperform other kinds of investments for a period of time. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy.

Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises, and environmental disasters such as earthquakes, fire, and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund. The Target Fund does not disclose a comparable risk, however this risk applies to both the Acquiring and the Target Fund.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Sector Risk—Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Capital Gains Risk—If too many small companies in the Fund outgrow the Fund’s ultra-small-cap mandate or if the Fund experiences extensive redemptions, the Adviser might need to sell some stocks, which could create capital gains. There can be no guarantee that the Fund will not distribute substantial capital gains, although the Adviser seeks to avoid doing so.
The Acquiring Fund does not view this risk as a principal risk of the fund.
The Target Fund does not separately disclose this risk.
Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure. The Target Fund does not disclose a comparable risk, however this risk applies to both the Acquiring and the Target Fund.

Ultra-Small Company Market Fund (Target Fund)	EA Bridgeway Ultra-Small Company Market ETF (Acquiring Fund)
Environmental, Social, and Governance Investing Risk. The Fund’s incorporation of ESG considerations in its investment strategy may cause it to make different investments than a fund that has a similar investment style but does not incorporate such considerations in its strategy. As with the use of any considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.
Same.
Management and Operational Risk—The Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s or portfolio managers’ success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Sub-Adviser and the portfolio managers and the skill of the Sub-Adviser and/or portfolio managers in evaluating, selecting, and monitoring the Fund’s assets. The Fund could experience losses (realized and unrealized) if the judgment of the Sub-Adviser or portfolio managers about markets or sectors or the attractiveness of particular investments made for the Fund’s portfolio prove to be incorrect. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results.

Models and Data Risk. The Sub-Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Sub-Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Small-Cap Value Fund (Target Fund)	EA Bridgeway Select Small-Cap Value ETF (Acquiring Fund)
Market Risk—Shareholders of the Fund are exposed to higher risk than the stock market as a whole and could lose money. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy.

Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises, and environmental disasters such as earthquakes, fire, and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund. The Target Fund does not disclose a comparable risk, however this risk applies to both the Acquiring and the Target Fund.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Small-Cap Company Risk—Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks because small-cap companies may have less management experience, limited financial resources, and minimal product diversification.
Same.
Value Stocks Risk—Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
Same.
Sector Risk—Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Small-Cap Value Fund (Target Fund)	EA Bridgeway Select Small-Cap Value ETF (Acquiring Fund)
Capital Gains Risk—If too many small companies in the Fund outgrow the Fund’s small-cap mandate or if the Fund experiences extensive redemptions, the Adviser might need to sell some stocks, which could create capital gains. There can be no guarantee that the Fund will not distribute substantial capital gains, although the Adviser seeks to avoid doing so.
The Acquiring Fund does not view this risk as a principal risk of the fund.
The Target Fund does not separately disclose this risk.
Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure. The Target Fund does not disclose a comparable risk, however this risk applies to both the Acquiring and the Target Fund.

Environmental, Social, and Governance Investing Risk. The Fund’s incorporation of ESG considerations in its investment strategy may cause it to make different investments than a fund that has a similar investment style but does not incorporate such considerations in its strategy. As with the use of any considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.
Same.
Management and Operational Risk—The Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s or portfolio managers’ success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Sub-Adviser and the portfolio managers and the skill of the Sub-Adviser and/or portfolio managers in evaluating, selecting, and monitoring the Fund’s assets. The Fund could experience losses (realized and unrealized) if the judgment of the Sub-Adviser or portfolio managers about markets or sectors or the attractiveness of particular investments made for the Fund’s portfolio prove to be incorrect. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results.

Models and Data Risk. The Sub-Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Sub-Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Additionally, each Acquiring Fund is subject to the following risks related to operating as an ETF, which do not apply to any Target Fund:
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
D.    Comparison of Investment Advisory Agreements and Sub-Advisory Agreements
Investment Advisory Agreements
Bridgeway Advisory Agreement. Bridgeway serves as the investment adviser to the Target Funds pursuant to an advisory agreement with Bridgeway Funds, on behalf of the Target Funds (the “Bridgeway Advisory Agreement”). The Bridgeway Advisory Agreement describes the advisory services Bridgeway provides to the Target Funds, which generally includes the provision of a continuous investment program for Bridgeway Funds by placing orders to buy, sell, or hold particular securities.
Pursuant to the Bridgeway Advisory Agreement, the Aggressive Investors 1 Fund and Small-Cap Value Fund each have a fee comprised of a base investment advisory fee that may be adjusted upward or downward depending on the performance of the fund relative to a market index over the past 5 years. For the fiscal year ended June 30, 2025, Bridgeway received the following investment management fee rates, after taking into account any applicable management fee waivers and performance fee adjustments:

Target Fund	Total Management Fee	Performance-based Management Fee Range[1]
Aggressive Investors 1 Fund	0.60%	0.20% to 1.60%
Ultra-Small Company Market Fund	0.42%	Not Applicable
Small-Cap Value Fund	0.64%	0.55% to 0.65%

1 Performance-based fee adjustments are calculated based on the applicable Target Fund’s average daily net assets over the most recent five-year period ending on the last day of the quarter. If stated in terms of current year net assets (as in the Target Fund’s financial highlights table), the effective performance fee rate can be less than or higher than this fee range.
Bridgeway has contractually agreed to waive management fees and/or pay Fund expenses, if necessary, to ensure expense ratios do not exceed the following fiscal year ratios (as a percentage of a Fund’s average daily net assets):

Target Fund	Expense Limitation*
Aggressive Investors 1 Fund	1.75%
Ultra-Small Company Market Fund	0.75%
Small-Cap Value Fund	0.94%
* The expense limitation cannot be changed or eliminated without shareholder approval.
Under the terms of the Bridgeway Advisory Agreement, absent willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties thereunder on the part of the Bridgeway, Bridgeway shall not be subject to liability to Bridgeway Funds or to any shareholder of Bridgeway Funds for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security, unless Bridgeway agrees to assume the loss or liability for such losses. The Bridgeway Advisory Agreement is terminable without penalty by the Company on behalf of the Target Fund, upon giving the Bridgeway 60 days’ notice when authorized either by a majority vote of the Target Fund’s shareholders or by a vote of a majority of the Bridgeway Board, or by Bridgeway on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).
A discussion regarding the basis for the Bridgeway Board’s approval of the Advisory Agreement is available in the Funds’ Form N-CSR for the fiscal year ended June 30, 2025.
For its services as investment adviser to the Target Funds, Bridgeway earned and waived the following investment advisory fees for the periods indicated:

Aggressive Investors 1 Fund:

Fiscal Year Ended	Advisory Agreement Per Agreement	Expense Reimbursement	Waived Advisory Fees
June 30, 2025	$1,163,706	$0	$0
June 30, 2024	$312,798	$0	$0
June 30, 2023	$65,031	$0	$0

Ultra-Small Company Market Fund:

Fiscal Year Ended	Advisory Agreement Per Agreement	Expense Reimbursement	Waived Advisory Fees
June 30, 2025	$760,451	$0	$(127,846)
June 30, 2024	$888,098	$0	$(75,202)
June 30, 2023	$954,477	$0	$(58,349)

Small-Cap Value Fund:

Fiscal Year Ended	Advisory Agreement Per Agreement	Expense Reimbursement	Waived Advisory Fees
June 30, 2025	$2,896,114	$0	$0
June 30, 2024	$3,342,965	$0	$0
June 30, 2023	$3,237,876	$0	$0
Aggressive Investors 1 Fund and Small-Cap Value Fund each have management fees that are comprised of a base fee, which is applied to the applicable Target Fund’s average annual net assets, and a performance fee adjustment, which is adjusted upward or downward depending on the Target Fund’s performance relative to the applicable market index over a rolling five-year performance period, and is applied to the Target Fund’s average daily net assets over this performance period. Because the performance adjustment is based on a Target Fund’s performance relative to the applicable market index, and not the Target Fund’s absolute performance, the performance adjustment could increase Bridgeway’s fee even if the Target Fund’s shares lose value over the performance period provided that the Target Fund outperformed its market index, or could decrease the Bridgeway’s fee even if the Target Fund’s shares increase in value during the performance period provided that the Target Fund underperformed its market index. Also, depending on a Target Fund’s performance relative to the applicable market index over the rolling five-year performance period, the performance adjustment could increase Bridgeway’s fee even if the Target Fund has experienced under performance relative to its market index in the short-term, or could decrease Bridgeway’s fee even if the Target Fund has experienced outperformance relative to its market index in the short-term. However, no performance adjustment will be applied to Bridgeway’s fee if the cumulative difference between a Target Fund’s performance and that of the applicable market index is less than or equal to 2% over the rolling five-year performance period. Additionally, because the base fee is applied to average annual net assets, and the performance adjustment is calculated over a rolling five-year performance period, it is possible that if a Target Fund underperforms the applicable market index significantly over the performance period, and a Target Fund’s assets have declined significantly over that performance period, the negative performance adjustment may exceed the base fee. In this event, Bridgeway would make a payment to the Target Fund. As a result, management fees expressed as a percent of net assets in the Target Fund fee tables and the table above are a function of both current and historic average net assets. Therefore, any projections of management fees cannot be done with certainty since the impact of performance, redemptions and purchases on future assets is not known. The ranges above assume current assets equal average assets over the performance period. Bridgeway seeks to protect shareholders from much higher than expected management fees that could result from this formula by contractually agreeing to expense limitations on these Target Funds.
EA Advisory Agreement. Similar to the current Bridgeway Advisory Agreement between Bridgeway Funds, on behalf of each Target Fund and Bridgeway, the investment advisory agreement between the EA Series Trust, on behalf of the Acquiring Funds, and EA Advisers (the “EA Advisory Agreement”) describes the services EA Advisers will provide to the Acquiring Funds. EA Advisers selects each Acquiring Fund’s sub-adviser and oversees the sub-adviser’s management of the Acquiring Funds. EA Advisers also provides trading, execution and various other administrative services and supervises the overall daily affairs of the Acquiring Funds.
EA Advisers is not liable to the EA Series Trust under the terms of the EA Advisory Agreement for any loss or damage arising from any action or omission in the course of, or connected with, rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any investment or security, or otherwise, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard in EA Advisers performance of its duties to the Acquiring Funds. The EA Advisory Agreement may be terminated (i) by the EA Series Trust at any time as to an Acquiring Fund, without the payment of any penalty, upon giving EA Advisers 60 days’ notice, provided that such termination by the EA Series Trust shall be directed or approved by the vote of a majority of the Trustees of the EA Series Trust Board of Trustees (the “EA Series Trust Board”) or by the vote of the holders of a majority of the voting securities of an Acquiring Fund, or (ii) by EA Advisers on 60 days’ written notice to the EA Series Trust. In addition, as with the Bridgeway Advisory Agreement, the EA Advisory Agreement will terminate automatically upon its assignment.
After the initial two-year term, the EA Advisory Agreement will continue in effect from year to year with respect to an Acquiring Fund so long as it is specifically approved at least annually in the manner required by the 1940 Act. For its services under the EA Advisory Agreement, EA Advisers will be entitled to a management fee for each Acquiring Fund based on such Fund’s average daily net assets, as follows:

Acquiring Fund	Management Fee
EA Bridgeway Aggressive Investors ETF	0.73%
EA Bridgeway Ultra-Small Company Market ETF	0.73%
EA Bridgeway Select Small-Cap Value ETF	0.79%
In addition, an Acquiring Fund’s management fee will be reduced by 0.03% on applicable Acquiring Fund net assets between $1 billion and $2 billion and a further reduction of 0.02% will be applied to net assets above $2 billion.
Pursuant to the terms of the EA Advisory Agreement, EA Advisers will pay all expenses incurred by an Acquiring Fund except for the management fee, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquiring fund fees and expenses (including affiliated funds’ fees and expenses), taxes (including tax-related services), interest (including borrowing costs), litigation expenses (including class action-related services) and other non-routine or extraordinary expenses. Additionally, an Acquiring Fund shall be responsible for its non-operating expenses and fees and expenses associated with the applicable Acquiring Fund’s securities lending program, if applicable.
Each Acquiring Fund has not yet commenced operations. Accordingly, the Acquiring Funds do not yet have any management fee information to report.
A discussion summarizing the basis of the EA Series Trust Board’s approval of the EA Advisory Agreements will be included in the Acquiring Funds’ first Form N-CSR for the fiscal period ended December 31, 2026.
Sub-Advisory Agreement
The Target Fund does not engage a sub-adviser.
Bridgeway, the Target Fund’s investment adviser, will serve as the sub-adviser to each Acquiring Fund.
EA Advisers has entered into a sub-advisory agreement with Bridgeway and the EA Series Trust with respect to each Acquiring Fund (the “Bridgeway Sub-Advisory Agreement”). Under the Bridgeway Sub-Advisory Agreement, Bridgeway is responsible for selecting each Acquiring Fund’s investments in accordance with such Acquiring Fund’s investment objectives, policies and restrictions. Bridgeway is not responsible for selecting broker-dealers or placing an Acquiring Fund’s trades. Rather, Bridgeway constructs the overall portfolio and provides trading instructions to EA Advisers, and, in turn, EA Advisers is responsible for selecting broker-dealers and placing the Acquiring Fund’s trades. Pursuant to the Bridgeway Sub-Advisory Agreement between EA Advisers, Bridgeway and the EA Series Trust, EA Advisers compensates Bridgeway out of the unitary investment management fees it receives from the Acquiring Fund.
After the initial two-year term, the continuance of the Bridgeway Sub-Advisory Agreement must be specifically approved with respect to an Acquiring Fund at least annually: (i) by the vote of the EA Series Trust Board or by a vote of the shareholders of the Acquiring Fund; and (ii) by the vote of a majority of the Trustees of the EA Series Trust Board who are not parties to the agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Bridgeway Sub-Advisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the EA Series Trust Board or by a majority of the outstanding voting securities of each Acquiring Fund. The Bridgeway Sub-Advisory Agreement also may be terminated by EA Advisers upon sixty (60) days’ written notice to Bridgeway or upon sixty (60) days’ written notice to EA Advisers and the EA Series Trust Board. Finally, the Bridgeway Sub-Advisory Agreement will terminate automatically in the event of the termination of the EA Advisory Agreement between EA Advisers and the EA Series Trust, with respect to an Acquiring Fund.
A discussion summarizing the basis of the EA Series Trust Board’s approval of the Bridgeway Sub-Advisory Agreement will be included in the Acquiring Funds’ first Form N-CSR for the fiscal period ended December 31, 2026.
E. Comparison of Distribution, Purchase and Redemption, and Distribution Plan
Distribution
The Funds distribute their net investment income annually and their net realized capital gains at least annually, if any. The Target Funds automatically reinvest any dividends from net investment income or capital gains distributions in shares of the applicable Target Fund, unless otherwise instructed by a shareholder to pay dividends and distributions in cash. The Acquiring Funds have not established a dividend reinvestment plan, but dividends may be reinvested automatically in additional shares if the broker through whom you hold such shares makes this option available.

Purchase and Redemption
Shares of the Funds are sold without a sales charge. The Target Funds and the Acquiring Funds have different procedures for the purchase of shares.
Shares of each Target Fund are sold on a continuous basis at NAV by the Target Funds’ Distributor. All initial investments must be made by check or wire or through the Automated Clearing House (ACH) network. Each Target Fund requires a minimum investment of $2,000 and subsequent minimum investment of $100. The systematic purchase plan minimum is investment $50. Certain exemptions apply as set forth in the applicable Target Fund's prospectus. Investors should check the Target Funds' website (https://bridgewayfunds.com/) for further information.

The Acquiring Funds issue and redeem shares on a continuous basis, at NAV, only in large, specified blocks of shares, known as a Creation Unit, which are purchased and sold by Authorized Participants. The Acquiring Funds' shares are generally not individually redeemable securities, except when aggregated as Creation Units.
Each Target Fund's shares may be purchased by shareholders by opening an account with a Target Fund or otherwise purchasing shares through a financial intermediary. Shareholders may redeem shares directly from a Target Fund in exchange for cash. Each Target Fund's shareholders may also redeem shares through a financial intermediary.

Shares of each Acquiring Fund are listed and traded on the Cboe BZX Exchange, Inc. under the following ticker symbols:

Acquiring Fund	Ticker
EA Bridgeway Aggressive Investors ETF	BAGX
EA Bridgeway Ultra-Small Company Market ETF	BUSM
EA Bridgeway Select Small-Cap Value ETF	BRSV
Individual shares of an Acquiring Fund may only be purchased and sold on the secondary market through a broker-dealer. Since shares of an Acquiring Fund trade on securities exchanges in the secondary market at their market price rather than their NAV, Acquiring Fund shares may trade at a price greater than (premium) or less than (discount) the an Acquiring Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of an Acquiring Fund (bid) and the lowest price a seller is willing to accept for shares of an Acquiring Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Distribution Plan
The Target Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act that permits Bridgeway to pay up to 0.25% of each Fund’s average daily assets for sales and distribution of Bridgeway Funds shares.  Currently, none of the Bridgeway Funds has a class of shares where shareholders pay a 12b-1 fee.
The EA Series Trust Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act for each Acquiring Fund. In accordance with its Rule 12b-1 plan, the Acquiring Fund may be authorized to pay distribution fees of up to 0.25% of its average daily net assets each year to the Distributor and other firms that provide distribution and shareholder services. The maximum amount payable under the Plan is set at 0% until there is further action by the EA Series Trust Board. In the event 12b-1 fees are charged, over time they would increase the cost of an investment in the Acquiring Fund because they would be paid on an ongoing basis.
Differences in Purchases and Redemptions of Shares
Target Funds
Each Target Fund is a mutual fund, and shares of each Target Fund are sold at the next determined NAV. Shareholders or prospective shareholders of a Target Fund may purchase shares of the Target Fund on any day that the NYSE is open for trading, subject to certain restrictions. Purchases may be made by mailing an application or request to Bridgeway Funds at c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 534435, Pittsburgh, PA 15253-4435 or by calling 800-661-3550. You also may purchase shares through a financial intermediary, such as a broker-dealer, bank, or trust company. The minimum initial investment in any Target Fund is $2,000, the subsequent investment minimum is $100 and the systematic purchase plan minimum is $50. However, some retirement plans, health savings accounts and other programs may have lower minimum initial investments.

Shares of each Target Fund are redeemed directly from the Target Fund at the next determined NAV on any day that the NYSE is open for trading, subject to certain restrictions. Redemptions may be made by mailing an application or redemption request to Bridgeway Funds at c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 534435, Pittsburgh, PA 15253-4435 or by calling 800-661-3550. Shareholders may also redeem shares through a financial intermediary.
Acquiring Funds
Each Acquiring Fund is an ETF. Each Acquiring Fund is traded on the Exchange during the trading day. Individual fund shares can be bought and sold in the secondary market (the exchange) through a broker or dealer at a market price throughout the trading day, like other shares of publicly traded securities. Individual ETF shares are not purchased or redeemed by investors directly from an Acquiring Fund, except in creation units. ETF shares are bought and sold at market prices, rather than the NAV, and shares may trade at a price greater (premium) or less (discount) than the NAV. There is no minimum investment for purchases made on the Exchange. When buying or selling ETF shares through a broker, you may incur customary brokerage commissions and charges. When charged, the commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you will incur the cost of the “spread,” which is the difference between what investors are willing to pay for shares (the “Bid” price) and the price at which they are willing to sell the shares (the “Ask” price). The spread with respect to an Acquiring Fund’s shares varies over time based on the Acquiring Fund’s trading volume and market liquidity and is generally lower (or narrow) if the Acquiring Fund has a lot of trading volume and market liquidity and higher (or wider) if the Acquiring Fund has little trading volume and market liquidity. When the spread widens, particularly in times of market stress, you may pay significantly more or receive significantly less than the underlying value of the Acquiring Fund shares when they buy or sell ETF shares in the secondary market. Because of the costs of buying and selling ETF shares, frequent trading may reduce investment returns.
Only certain large investors that have contractually agreed to be, and have been designated as, Authorized Participants are able to purchase and redeem large blocks of shares directly with an Acquiring Fund. Each Acquiring Fund will issue or redeem creation units at the NAV next determined after the receipt of an order in proper form, generally in exchange for a basket of assets that an Acquiring Fund specifies each day. Each Acquiring Fund’s shares may only be purchased or redeemed in creation units by submitting an order to the Acquiring Fund’s transfer agent. More information about the purchase and sale of ETF shares in creation units can be found in the Acquiring Fund’s Statement of Additional Information under “Transactions in Creation Units.”
F.     Key Information about the Reorganization
The following is a summary of key information concerning the Reorganization. Keep in mind that more detailed information appears in the Plan, a form of which is attached to this Proxy Statement/Prospectus as Exhibit A.
1. Agreement and Plan of Reorganization
At the Special Meeting, the shareholders of each Target Fund will be asked to approve the applicable Plan to reorganize each Target Fund into the corresponding Acquiring Fund. Each Acquiring Fund is a series of the EA Series Trust. If the Plan is approved by the shareholders of a Target Fund and the Reorganization is completed, each Target Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange for (i) shares of the Acquiring Fund with an aggregate NAV equal to the aggregate NAV of a Target Fund as of the close of business on the closing date of the Reorganization (the “Closing”), and (ii) the assumption by the Acquiring Fund of all of the Target Fund’s liabilities. Immediately thereafter, each Target Fund will distribute the shares of the corresponding Acquiring Fund and cash to its shareholders in exchange for the Target Fund shares held by the shareholders in complete liquidation of the applicable Target Fund. However, shares of the Acquiring Funds are not issued in fractional shares. As a result, each Target Fund will redeem any fractional shares held by shareholders at NAV prior to the Reorganizations. Such redemptions are expected to be small and will result in a taxable gain or loss for shareholders who hold such fractional shares in a taxable account.
•Each Target Fund shareholder who holds Target Fund shares through a Qualifying Account will receive a number of shares of beneficial interest of the Acquiring Fund and cash in lieu of fractional Acquiring Fund shares (if applicable) equal in aggregate value to the aggregate NAV of the Target Fund shares held by such shareholder immediately prior to the Reorganization.
•Each Target Fund shareholder who holds Target Fund shares through a Non-Qualifying Account will receive cash equal in value to the aggregate NAV of the Target Fund shares held by the Target Fund shareholder immediately prior to the Reorganization. Such shareholders will not become shareholders of the Acquiring Fund.
The expenses associated with the Reorganizations will be borne by Bridgeway and EA Advisers. Certificates evidencing Acquiring Fund shares will not be issued to each Target Fund’s shareholders.
Until the Closing, shareholders of each Target Fund will continue to be able to sell their shares at the Target Fund’s next determined NAV on any day that the NYSE is open for trading, subject to certain restrictions. After the Reorganization, all of the issued and outstanding shares of each Target Fund will be canceled on the books of the Target Fund and the transfer agent books of each Target Fund will be permanently closed.
Each Reorganization is subject to a number of conditions, including, without limitation, the approval of the Plan by the shareholders of each Target Fund and the receipt of a legal opinion from tax counsel to the Bridgeway Funds with respect to the federal income tax consequences of each Reorganization. Assuming satisfaction of the conditions in the Plan, the Reorganization is expected to be effective on July 24, 2026, or such other date agreed to by Bridgeway Funds, on behalf of each Target Fund and the EA Series Trust, on behalf of the Acquiring Funds.
The Plan may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of each Target Fund and each Acquiring Fund, notwithstanding approval of the Plan by each Target Fund’s shareholders, provided that no such amendment after such approval may have the effect of changing the Plan to the detriment of such shareholders without their further approval. In addition, the Plan may be terminated at any time prior to the Closing by the Bridgeway Board or the EA Series Trust Board if, among other reasons, the Bridgeway Board or the EA Series Trust Board determines that each Reorganization is not in the best interests of its shareholders.
2. Description of the Acquiring Funds’ Shares
Each Acquiring Fund’s shares issued to the shareholders of each corresponding Target Fund pursuant to the Reorganization will be duly authorized, validly issued, fully paid and non-assessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. Individual shares of each Acquiring Fund may only be bought and sold in the secondary market through a broker-dealer at market price.
3. Board Considerations Relating to the Reorganization
The Bridgeway Board discussed and considered the Reorganizations with representatives of Bridgeway at a meeting held on February 12, 2026. In considering each Reorganization, the Bridgeway Board and its Independent Directors, with the advice and assistance of independent legal counsel, reviewed information provided by Bridgeway and EA Advisers in response to an information request addressing, among other things, the nature and structure of the Reorganization, the proposed impact and benefits to shareholders, any changes in portfolio strategy, management, or design, the differences to shareholders of owning shares of an ETF compared to a more traditional mutual fund, EA Advisers’ experience, resources and capabilities, and the tax impact of the Reorganization.
In evaluating the Reorganizations, the Bridgeway Board considered the following factors, among others:
•The Target Funds and the Acquiring Funds have similar or identical investment objectives and substantially similar principal investment strategies.
•The portfolio management team from Bridgeway that currently manages the Target Funds would be primarily responsible for the day-to-day management of the Acquiring Funds.
•The total annual fund operating expenses of each Acquiring Fund are expected to be lower than those of the corresponding Target Fund.
•Bridgeway has agreed to reduce the management fee on net assets of each of the Acquiring Funds in excess of $1 billion by 0.03% and on net assets of each of the Acquiring Funds in excess of $2 billion by an additional 0.02%.
•The principal risks associated with owning shares of the Acquiring Funds are substantially similar to the risks associated with owning shares of the Target Funds, with some exceptions, including certain ETF specific risks.
•The decline in net assets of the Target Funds over the past ten years and the greater potential for each of the Acquiring Funds to increase its assets over time compared to the Target Funds.
•The terms and conditions of the Plans, including the Acquiring Funds’ assumption of the assets and liabilities of the Target Funds.
•The Reorganizations would be structured to be tax-free reorganizations for federal income tax purposes.
•The costs of the Reorganizations, excluding brokerage fees and commissions, would be borne by Bridgeway and EA Advisers and not by the Target Funds or Acquiring Funds.
•The potential benefits of the Reorganizations, including operational efficiencies, that may be achieved from the Reorganizations.
•The benefits of the ETF structure, including increased flexibility to buy and sell shares at current market prices, the transparency of portfolio holdings, and tax advantages of the ETF structure.
•The Target Funds’ shareholders will receive Acquiring Fund Shares with the same aggregate NAV as their Target Fund Shares (adjusted for distributions to redeem fractional shares, if any).
•After the Reorganization, each Acquiring Fund's shareholders will be able to purchase and sell shares throughout the trading day at the then-prevailing market prices on the Exchange.
•The need for the Target Funds’ shareholders to have a brokerage account that is permitted to hold ETF shares in order to receive shares of the Acquiring Funds in the Reorganizations.
•The potential decline in assets following the Reorganizations due to existing shareholders not opening an account that can hold shares of the Acquiring Funds.

•The alternatives available to the shareholders of the Target Funds, including the ability to redeem or exchange their shares.
The Bridgeway Board, based on these considerations and the recommendation of Bridgeway, approved each Plan and the solicitation of shareholders of each Target Fund to vote on the Plan.
The Bridgeway Board did not identify any particular information or consideration that was all-important or controlling, and each individual Director may have attributed different weights to various factors.
After consideration of these and other factors it deemed appropriate, the Bridgeway Board determined that each Reorganization is in the best interests of the applicable Target Fund and would not dilute the interests of the Target Fund’s existing shareholders. The Board, including the Independent Directors, unanimously approved the Reorganization of each Target Fund into the corresponding Acquiring Fund, subject to approval by the Target Fund’s shareholders. The Bridgeway Board noted that if shareholders of the Target Fund do not approve the Reorganization, the Target Fund would not be reorganized into the Acquiring Fund and the Bridgeway Board would have to consider what steps to take, including merging with another fund complex, the possible liquidation of the Target Fund, or the possible continuation of the Target Fund.
4. Federal Income Tax Consequences
For each year of its existence, the Target Fund has had in effect an election to be qualified for treatment as, a “regulated investment company” under the Code. Accordingly, each Target Fund believes it has been and will continue, through the Closing of the Reorganization to be, generally relieved of any federal income tax liability on its taxable income and gains it distributes to shareholders in accordance with Subchapter M of the Code.
As a condition to the Closing of the Reorganization, Bridgeway Funds and the EA Series Trust will receive, on behalf of the Target Fund and the Acquiring Fund, respectively, a tax opinion from Stradley Ronon Stevens & Young, LLP with respect to the Reorganization substantially to the effect that for federal income tax purposes (defined terms not defined herein have the meaning ascribed in the Plan):
(a)The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Target Fund and the Acquiring Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;
(b)No gain or loss will be recognized by the Target Fund upon the transfer of all the Assets of the Target Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Target Fund, or upon the distribution of the shares of the Acquiring Fund to the Target Fund Shareholders, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;
(c)The tax basis in the hands of the Acquiring Fund of each Asset transferred from the Target Fund to the Acquiring Fund in the Reorganization will be the same as the tax basis of such Asset in the hands of the Target Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund on the transfer;
(d)The holding period in the hands of the Acquiring Fund of each Asset transferred from the Target Fund to the Acquiring Fund in the Reorganization, other than Assets with respect to which gain or loss is required to be recognized, will include the Target Fund’s holding period for such Asset (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset);
(e)No gain or loss will be recognized by the Acquiring Fund upon its receipt of all the Assets of the Target Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Target Fund as part of the Reorganization;

(f)No gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their shares of the Target Fund for shares of the Acquiring Fund as part of the Reorganization (except with respect to cash received by Target Fund Shareholders in redemption of fractional shares prior to the Reorganization);
(g)The aggregate tax basis of the shares of the Acquiring Fund shares each Target Fund Shareholder receives in the Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund exchanged therefor; and
(h)Each Target Fund Shareholder’s holding period for the shares of the Acquiring Fund received in the Reorganization will include the Target Fund Shareholder’s holding period for the shares of the Target Fund exchanged therefor, provided that the Target Fund Shareholder held such shares of the Target Fund as capital assets on the date of the exchange.
In rendering the opinion, counsel will rely upon, among other things, certain facts and assumptions and certain representations of Bridgeway Funds, on behalf of each Target Fund and EA Series Trust, on behalf of each Acquiring Fund. The condition that the parties to each Reorganization receive such an opinion may not be waived.
Shares of each Acquiring Fund are not issued in fractional shares. As a result, each Target Fund will redeem any fractional shares held by shareholders at NAV as part of a Reorganization. Such redemption will result in a cash payment, which is expected to be small and result in taxable gain or loss for shareholders who hold such fractional shares in a taxable account. Shareholders should consult their tax advisors to determine the effect of such redemption.
The tax opinion is not binding on the Internal Revenue Service (“IRS”) or the courts and is not a guarantee that the tax consequences of each Reorganization will be as described above. If a Reorganization was consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund, and each shareholder of the Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it received.
Prior to the Closing, each Target Fund will, as necessary, declare and pay one or more dividends and/or other distributions, which, together with all previous dividends for the taxable year, is intended to have the effect of distributing to the Target Fund’s shareholders all of its net capital gain (taking into account available capital loss carryforwards), if any, all of its investment company taxable income (computed without regard to any deduction for dividends paid), if any, and all of its net tax-exempt income, if any, for each taxable year ending on or before the closing date of a Reorganization (and treating a Target Fund’s current taxable year as ending on the Closing Date). Any such distribution will generally be taxable income to the Target Fund’s shareholders.
Federal income tax law permits a regulated investment company to carry forward indefinitely its net capital losses to offset its capital gains recognized in future years. At June 30, 2025, only the Ultra-Small Company Market Fund had $16,123,487 in short term capital loss carryforwards. The Acquiring Fund had no capital loss carryforwards for federal income tax purposes. On the Closing Date, each Target Fund may have net realized capital gains or losses and may also have net unrealized gains or losses.

The Reorganization may result in a number of different limitations on an Acquiring Fund’s ability to use realized and unrealized losses of the corresponding Target Fund and the Acquiring Fund. In the taxable year of an Acquiring Fund in which the Reorganization occurs, the applicable Acquiring Fund will be able to use capital loss carryforwards, if any, of the corresponding Target Fund from the Target Fund’s short taxable year ending on the Closing Date, subject to the additional limitations described below, to offset only a prorated portion of the Acquiring Fund’s capital gains for such taxable year, based on the number of days remaining after the Closing Date in such taxable year.

The Reorganization may result in limitations on an Acquiring Fund’s ability, following the Reorganization, to use capital loss carryforwards of the corresponding Target Fund from the Target Fund’s short taxable year ending on the Closing Date. Those limitations, imposed by Section 382 of the Code, may apply if the shareholders of the Target

Fund own less than 50% of the combined fund immediately after the applicable Reorganization, and will be imposed on an annual basis. The Reorganization may result in limitations on an Acquiring Fund’s ability to use unrealized capital losses inherent in the tax basis of the Target Fund’s assets on the Closing Date. Capital losses in excess of this limitation may be carried forward indefinitely, subject to any other applicable limitations. This annual limitation on the use of the Target Fund’s carryforwards for periods following the Reorganization generally will equal the product of the NAV of the Target Fund immediately prior to the Reorganization and the “long-term tax-exempt rate,” as published by the IRS and in effect at the time of the Reorganization. This limitation may be prorated in the taxable year of the Acquiring Fund in which the Reorganization occurs based on the number of days remaining after the Closing Date in such taxable year.

The Reorganization may result in limitations on an Acquiring Fund’s ability, after the Reorganization, to use any capital loss carryforwards of the Acquiring Fund, a portion of any losses recognized by the Acquiring Fund in its tax year that includes the Reorganization, and potentially unrealized capital losses inherent in the tax basis of its assets immediately prior to the Reorganization. These limitations may apply if the Acquiring Fund’s shareholders own less than 50% of the combined fund immediately after the Reorganization. These limitations are imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to generally applicable limitations. If applicable, the annual limitation on the use of these carryforwards for periods following the Reorganization generally will equal the product of the NAV of the Acquiring Fund immediately prior to the Reorganization and the “long-term tax-exempt rate,” as published by the IRS and in effect at the time of the Reorganization. If the Acquiring Fund or the Target Fund has a net unrealized gain inherent in its assets at the time of the Reorganization, then, under certain circumstances, the Acquiring Fund, post-Reorganization, may not offset that gain, to the extent realized within five years of the Reorganization, by a carryforward of pre-Reorganization losses (other than a carryforward of pre-Reorganization losses of the Fund with the net unrealized gain inherent in its assets at the time of the Reorganization) or, in certain cases, by a net unrealized loss inherent at the time of the Reorganization in the assets of the other Fund.

As a result of the Reorganization, losses and loss carryforwards will benefit the shareholders of the combined Acquiring Fund, rather than the shareholders of the Fund that incurred them. As a result of these rules, taxable shareholders may pay more taxes, or pay taxes sooner, as a result of the Reorganization than they would have paid if the Reorganization did not occur.

A Target Fund’s capital loss carryforwards, realized and unrealized gains and losses, and the applicability of the limitations described above, may change significantly between now and the date of the Closing. The ability of any fund to use capital losses to offset gains (even in the absence of a reorganization) also depends on factors other than loss limitations, such as the future realization of capital gains or losses.
Although each Target Fund is not aware of any adverse state income tax consequences, each Target Fund has not made any investigation as to those consequences for the shareholders. Because each shareholder may have unique tax issues, shareholders should consult their own tax advisors.
5. Capitalization
The following table shows the unaudited capitalization of each Target Fund as of March 31, 2026 and the pro forma combined capitalization of each Acquiring Fund as if the Reorganization had occurred on such date. The following is for informational purposes only. No assurance can be given as to how many shares of an Acquiring Fund will be received by the shareholders of the corresponding Target Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.

Aggressive Investors 1 Fund (Target Fund)
EA Bridgeway Aggressive Investors ETF (Acquiring Fund)

	Target Fund	Pro Forma- Acquiring Fund after Reorganization (estimated)[1]
Net Assets	$203,267,438	$203,267,438
Total Shares Outstanding	2,177,710	2,177,710
Net Asset Value Per Share	$93.34	$93.34
1 The Target Fund will redeem any fractional shares held by shareholders at NAV as part of the Reorganization.

Ultra-Small Company Market Fund (Target Fund)
EA Bridgeway Ultra-Small Company Market ETF (Acquiring Fund)

	Target Fund	Pro Forma- Acquiring Fund after Reorganization (estimated)[1]
Net Assets	$123,003,732	$123,003,732
Total Shares Outstanding	8,055,254	8,055,254
Net Asset Value Per Share	$15.27	$15.27
1 The Target Fund will redeem any fractional shares held by shareholders at NAV as part of the Reorganization.

Small-Cap Value Fund (Target Fund)
EA Bridgeway Select Small-Cap Value ETF (Acquiring Fund)

	Target Fund	Pro Forma- Acquiring Fund after Reorganization (estimated)[1]
Net Assets	$307,345,689	$307,345,689
Total Shares Outstanding	7,628,337	7,628,337
Net Asset Value Per Share	$40.29	$40.29
1 The Target Fund will redeem any fractional shares held by shareholders at NAV as part of the Reorganization.
Each Target Fund will be the accounting and performance survivor of the corresponding Acquiring Fund following the Reorganization.
G. Additional Information about the Funds
1. Past Performance of the Target Funds
Performance Summary
If a Reorganization is approved by the shareholders of a Target Fund, the corresponding Acquiring Fund will assume the performance and accounting history of the Target Fund.  The bar charts and tables below provide some indication of the risks of investing in each Fund by showing you how the performance of each Target Fund has varied from year to year and by showing how each Target Fund’s average annual total returns based on net asset value compared to those of a broad-based securities market index. A Target Fund’s past performance (before and after taxes) is not necessarily an indication of how the Target Fund or the corresponding Acquiring Fund will perform in the future.

Updated performance information for each Target Fund is available at no cost by calling 800-661-3550 and is also available at bridgewayfunds.com.

Aggressive Investors 1 Fund (Target Fund)

Calendar-Year Total Return as of December 31

50.00%
40.00%
30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
-30.00%
-40.00%
-50.00%
19.47%
18.44%
-22.44%
21.85%
14.35%
19.89%
-22.38%
23.12%
35.75%
18.13%
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

* The Target Fund’s year-to-date return as of March 31, 2026 was -2.31%.
During the periods shown in the bar chart, the Fund’s highest quarterly return was 26.43% for the quarter ended June 30, 2020, and the lowest quarterly return was -29.00% for the quarter ended March 31, 2020.

Average Annual Total Returns (for periods ended December 31, 2025)	One Year	Five Years	Ten Years
Return Before Taxes	18.13%	12.93%	10.88%
Return After Taxes on Distributions[1]	13.55%	11.28%	9.72%
Return After Taxes on Distributions and Sale of Fund Shares[1]	13.82%	10.12%	8.74%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
1 This table shows returns for the Target Fund. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements, such as 401(k) plans or individual retirement plans.

Ultra-Small Company Market Fund (Target Fund)

Calendar-Year Total Return as of December 31

40.00%
30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
-30.00%
-40.00%
21.47%
12.47%
-17.12%
15.34%
25.53%
22.31%
-23.40%
11.42%
14.92%
20.09%
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

* The Target Fund’s year-to-date return as of March 31, 2026 was -0.59%.
During the periods shown in the bar chart, the Fund’s highest quarterly return was 37.09% for the quarter ended December 31, 2020, and the lowest quarterly return was -36.23% for the quarter ended March 31, 2020.

Average Annual Total Returns (for periods ended December 31, 2025)	One Year	Five Years	Ten Years
Return Before Taxes	20.09%	7.57%	8.97%
Return After Taxes on Distributions[1]	19.60%	6.22%	7.26%
Return After Taxes on Distributions and Sale of Fund Shares[1]	11.90%	5.73%	6.84%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
1 This table shows returns for the Target Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who held their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Bridgeway Small-Cap Value Fund (Target Fund)

Calendar-Year Total Return as of December 31

100.00%
80.00%
60.00%
40.00%
20.00%
0.00%
-20.00%
-40.00%
26.79%
7.11%
-13.06%
14.98%
12.04%
67.74%
-7.74%
14.08%
3.67%
5.53%
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

* The Target Fund’s year-to-date return as of March 31, 2026 was 4.35%.
During the periods shown in the bar chart, the Fund’s highest quarterly return was 41.03% for the quarter ended March 31, 2021, and the lowest quarterly return was -35.52% for the quarter ended March 31, 2020.

Average Annual Total Returns (for periods ended December 31, 2025)	One Year	Five Years	Ten Years
Return Before Taxes	5.53%	14.07%	11.38%
Return After Taxes on Distributions[1]	4.87%	13.02%	10.24%
Return After Taxes on Distributions and Sale of Fund Shares[1]	3.49%	11.12%	9.06%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	12.59%	8.88%	9.27%
1 This table shows returns for the Target Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who held their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when a Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. During the most recent fiscal year ended June 30, 2025, each Target Fund’s portfolio turnover rate as a percentage of each Fund’s average portfolio value was:

Target Fund	Portfolio Turnover Rate
Aggressive Investors 1 Fund	61%
Ultra-Small Company Market Fund	39%
Small-Cap Value Fund	63%
The Acquiring Funds have not commenced operations and therefore do not have any portfolio turnover information to report.
2. Investment Advisers, Sub-Advisers, Portfolio Managers, and Manager of Managers Structure
Investment Adviser – Target Funds
Each Target Fund’s investment adviser is Bridgeway, which is located at 20 Greenway Plaza, Suite 930, Houston, Texas 77046. Bridgeway is responsible for the investment and reinvestment of the Target Funds’ assets and provides personnel and certain administrative services for operation of the Target Funds’ daily business affairs. It formulates and implements a continuous investment program for each Target Fund consistent with its investment objectives, policies and restrictions. Bridgeway provides investment advisory services to institutional and private investors. Bridgeway is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).
Investment Adviser – Acquiring Funds
EA Advisers, located at 3803 West Chester Pike, Suite 150, Newtown Square, PA 19073, is the investment adviser to each Acquiring Fund. EA Advisers provides trading, execution, and various other administrative services and supervises the overall daily affairs of the Funds, subject to the general supervision and control of the EA Series Trust Board. EA Advisers is wholly-owned by Alpha Architect LLC. EA Advisers is registered with the SEC as an investment adviser under the Advisers Act.
Sub-Adviser – Acquiring Funds
Bridgeway will serve as the sub-adviser to the Acquiring Funds. Under the Bridgeway Sub-Advisory Agreement, Bridgeway is responsible for selecting each Acquiring Fund’s investments in accordance with the applicable Acquiring Fund’s investment objectives, policies and restrictions. Bridgeway is not responsible for selecting broker-dealers or placing an Acquiring Fund’s trades. Rather, Bridgeway constructs the overall portfolios and provides trading instructions to EA Advisers, and, in turn, EA Advisers is responsible for selecting broker-dealers and placing each Acquiring Fund’s trades. Pursuant to the Bridgeway Sub-Advisory Agreement between EA Advisers, Bridgeway and the EA Series Trust, EA Advisers compensates Bridgeway out of the unitary investment management fees it receives from each Acquiring Fund.
Portfolio Managers – Target Fund and Acquiring Fund
The current portfolio managers of each Target Fund will serve as portfolio managers of the corresponding Acquiring Fund.
The Aggressive Investors 1 Fund is jointly managed by a team comprised of John Montgomery, Elena Khoziaeva, CFA, Jacob Pozharny, PhD and Christine Wang, CFA, CPA.
The Ultra-Small Company Market Fund is jointly managed by a team comprised of John Montgomery, Elena Khoziaeva, CFA, Christine Wang, CFA, CPA and Andrew L. Berkin PhD.
The Small-Cap Value Fund is jointly managed by a team comprised of John Montgomery, Elena Khoziaeva, CFA, Jacob Pozharny, PhD and Christine Wang, CFA, CPA.
John Montgomery is a Portfolio Manager for all of the Bridgeway Funds. John founded Bridgeway in 1993 and has worked at Bridgeway since its inception. He holds a BS in Engineering and a BA in Philosophy from Swarthmore College and graduate degrees from MIT and Harvard Business School.
Elena Khoziaeva, CFA, is a Co-Chief Investment Officer and Portfolio Manager and began working at Bridgeway in 1998. Her responsibilities include portfolio management, investment research, and statistical modeling. Elena earned a Bachelor of Economic Sciences degree from Belarussian State Economic University in Minsk and graduated with highest honors from the University of Houston with an MBA in accounting.
Christine L. Wang, CFA, CPA, is a Portfolio Manager and began working for Bridgeway in 2008. Her responsibilities include portfolio management, investment research, and statistical modeling. Christine holds an MS in Accounting from the University of Virginia and a BA in Sociology and Managerial Studies from Rice University. Christine is a Certified Public Accountant licensed in the State of Texas. Prior to joining Bridgeway, Christine worked in public accounting with a focus on energy trading and risk management from 2004 to 2008.
Jacob Pozharny, PhD is Co-Chief Investment Officer and Portfolio Manager and began working at Bridgeway in 2018. Jacob received his PhD. in Applied Statistics from the University of California, Riverside; an MS in Statistics from the University of California, Riverside; an MS in Applied Economics and Finance from the University of California, Santa Cruz; and a BA in Economics, also from the University of California, Santa Cruz.
Andrew L. Berkin, PhD is Head of Research and Portfolio Manager. He oversees the development and implementation of Bridgeway’s statistically driven, evidence based investment strategies. Andrew began working for Bridgeway in 2013. Andrew earned a BS with honors in Physics from the California Institute of Technology and a PhD in Physics from the University of Texas. He previously was a senior member and director of the quantitative research group of an investment management firm.
The Target Funds’ SAI and the Acquiring Funds’ SAI provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of each Target Fund securities.
Acquiring Fund - Manager of Managers Structure
EA Advisers and the EA Series Trust have received an exemptive order from the SEC which allows EA Advisers to operate each Acquiring Fund under a “manager of managers” structure (the “EA Order”). Pursuant to the EA Order, EA Advisers may, subject to the approval of the EA Series Trust Board, hire or replace unaffiliated sub-advisers and modify any existing or future agreement with such sub-advisers without obtaining shareholder approval. Pursuant to the EA Order, EA Advisers, with the approval of the EA Series Trust Board, has the discretion to terminate any sub-adviser and allocate and reallocate an Acquiring Fund’s assets among EA Advisers and any other sub-adviser. Within 90 days after hiring any new sub-adviser, the applicable Acquiring Fund’s shareholders will receive information about any new sub-advisory relationships. Replacement of EA Advisers or the imposition of material changes to the advisory agreement would continue to require prior shareholder approval.
Bridgeway and Bridgeway Funds do not have a Manager of Managers structure in place.
3. Directors/Trustees and Service Providers for the Bridgeway Funds and EA Series Trust
Bridgeway Funds and the EA Series Trust are operated by their respective boards of directors/trustees and officers, which are separate and different.
Directors of Bridgeway Funds
The Bridgeway Board has four directors, three of whom are not “interested persons” of the Bridgeway Funds as that term is defined under the 1940 Act. The following individuals comprise the Bridgeway Board: Karen S. Gerstner, Miles Douglas Harper, III, Evan Harrel and John N. R. Montgomery (interested director).
Trustees of the EA Series Trust
The EA Series Trust Board has four trustees, three of whom are not “interested persons” of the EA Series Trust as that term is defined under the 1940 Act. The following individuals comprise the EA Series Trust Board: Michael S. Pagano, Daniel Dorn, Chukwuemeka (Emeka) O. Oguh, and Wesley R. Gray (interested trustee).

II. Voting Information
A. General Information
How to Vote
This Proxy Statement/Prospectus is being provided in connection with the solicitation of proxies by the Bridgeway Board to solicit your vote at a special meeting of shareholders of the Target Fund(s). The Special Meeting will be held at 20 Greenway Plaza, Suite 930, Houston, Texas 77046, on July 14, 2026, at 2:00 p.m. Central time.
You may vote in one of the following ways:
•in person, by attending the Special Meeting;
•complete and sign the enclosed proxy card and mail it to us in the prepaid return envelope (if mailed in the United States);
•call the toll-free number listed on the enclosed proxy card to reach an automated touch tone voting line or to speak with a live operator; or
•via the Internet by following the instructions set forth on your proxy card.
You may revoke a proxy once it is given. If you desire to revoke a proxy before it is exercised at the Special Meeting, you may do so either by writing to the Secretary of the Target Fund at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy can also be revoked by voting your proxy at a later date through the toll-free number, through the Internet website address listed in the enclosed voting instructions or by submitting a later dated proxy card. If not revoked, the votes will be cast at the Special Meeting, and any postponements or adjournments thereof. All properly executed proxies received in time for the Special Meeting will be voted as specified in the proxy, or, if no specification is made, FOR each proposal.
Quorum
Only shareholders of record on May 6, 2026 (the “Record Date”) are entitled to receive notice of and to vote at the Special Meeting or at any adjournment or postponement thereof. Each share of a Target Fund held as of the Record Date is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. The presence in person or by proxy of shareholders owning one-third of the outstanding shares of a Target Fund that are entitled to vote will be considered a quorum for the transaction of business with respect to the applicable Target Fund.
Vote Required
Approval of the proposal with respect to a Target Fund will require the affirmative vote of a majority of the outstanding shares of the applicable Target Fund entitled to vote at the Special Meeting. For this purpose, the term “vote of a majority of the outstanding shares entitled to vote” means the vote of the lesser of (1) 67% or more of the voting securities present at the Special Meeting, if more than 50% of the outstanding voting securities of the Target Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Target Fund.
The Reorganization of each Target Fund into the corresponding Acquiring Fund is not conditioned upon receipt of shareholder approval of the Reorganization relating to all of the other Target Funds. Accordingly, if, for example, shareholders of one Target Fund approve the Reorganization of that Target Fund, but shareholders of the remaining two Target Funds do not approve such Target Funds’ Reorganizations, the Reorganizations of the first Target Fund will take place as described in this Combined Proxy Statement/Prospectus. If shareholders of any Target Fund fail to approve its Reorganization, such Target Fund will continue as a series of the Bridgeway Funds and the Bridgeway Board would consider other alternatives, including possibly seeking approval of another proposal or liquidating, which could incur additional expense to shareholders.
Adjournments
If a quorum of shareholders of a Target Fund is not present at the Special Meeting, or if a quorum is present but sufficient votes to approve the proposal described in this Proxy Statement/Prospectus are not received, the persons named as proxies may, but are under no obligation to, propose one or more adjournments of the Special Meeting of a Target Fund to permit further solicitation of proxies. Any business that might have been transacted at the Special

Meeting with respect to the Target Fund may be transacted at any such adjourned session(s) at which a quorum is present. The Special Meeting with respect to a Target Fund may be adjourned from time to time by a majority of the votes of the Target Fund properly cast upon the question of adjourning the Special Meeting of the Target Fund to another date and time, whether or not a quorum is present, and the Special Meeting of the Target Fund may be held as adjourned without further notice. The persons designated as proxies may use their discretionary authority to vote on questions of adjournment and on any other proposals raised at the Special Meeting to the extent permitted by the SEC’s proxy rules, including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.
Effect of Abstentions and Broker “Non-Votes”
For purposes of determining the presence of a quorum for transacting business at the Special Meeting, all proxies voted with respect to a Target Fund, including abstentions, will be counted toward establishing a quorum. Because the proposal will “affect substantially” a shareholder's rights or privileges, a broker may not vote shares if the broker has not received instructions from beneficial owners or shareholders entitled to vote, even if the broker has discretionary voting power (i.e., the proposal to approve the Plan is non-discretionary). Because the proposal is non-discretionary, the Target Funds do not expect to receive broker non-votes.
Assuming the presence of a quorum, abstentions and broker non-votes will have the effect of votes against the proposal. Abstentions will have no effect on the outcome of a vote on adjournment.
B. Method and Cost of Solicitation
This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Bridgeway Board for use at the Special Meeting. The close of business on May 6, 2026 is the Record Date for determining the shareholders of a Target Fund entitled to receive notice of the Special Meeting and to vote with respect to that Target Fund, and for determining the number of shares that may be voted, with respect to the Special Meeting or any adjournment or postponement thereof. Bridgeway Funds expects that the solicitation of proxies will be primarily by mail, e-mail and telephone. Bridgeway Funds has retained EQ Fund Solutions to provide proxy services, at an estimated cost of $165,000.
C. Right to Revoke Proxy
Any shareholder giving a proxy may revoke it before it is exercised at the Special Meeting, either by writing to the Secretary of the Bridgeway Funds at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy can also be revoked by voting your proxy at a later date through the toll-free number, though the Internet website address listed in the enclosed voting instructions or by submitting a later dated proxy card. If not so revoked, the votes will be cast at the Special Meeting, and any adjournments or postponements thereof. Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.
D. Voting Securities and Principal Holders
Shareholders of each Target Fund at the close of business on the Record Date will be entitled to be present and vote on the proposal related to the applicable Target Fund at the Special Meeting. As of the Record Date, the following number of shares were outstanding and entitled to vote at the Special Meeting (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers):

Target Fund	Shares Outstanding
Aggressive Investors 1 Fund	2,157,057.114
Ultra-Small Company Market Fund	7,979,286.499
Small-Cap Value Fund	7,473,307.587

E. Interest of Certain Persons in the Transaction
EA Advisers may be deemed to have an interest in the Reorganization because it will receive fees from each Acquiring Fund for its services as investment adviser.

Bridgeway may be deemed to have an interest in the Reorganization because it will serve as the sub-adviser to each Acquiring Fund following the Reorganization and will receive fees from EA Advisers for its services as sub-adviser. Bridgeway may also benefit from a reduction in the overall operating expenses currently incurred by each Target Fund, which lowers amounts required to be paid by Bridgeway under the unitary fee arrangement with the Acquiring Funds.
III. Miscellaneous Information
A. Other Business
The Bridgeway Board knows of no other business to be brought before the Special Meeting. If any other matters come before the Special Meeting, the Bridgeway Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed proxy card.
B. Next Meeting of Shareholders
Each Target Fund is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act. By observing this policy, the Target Funds seek to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time. If a Reorganization is not completed, the next meeting of the shareholders of such Target Fund will be held at such time as the Bridgeway Board may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by a Target Fund at its office at a reasonable time before the Target Fund begins to print and mail its proxy statement, as determined by the Bridgeway Board, to be included in the Target Fund’s proxy statement and form of proxy relating to that meeting and must satisfy all other legal requirements.
C. Legal Matters
Certain legal matters concerning the issuance of shares of the Acquiring Funds in connection with the Reorganizations will be passed upon by Practus, LLP. Certain legal matters concerning the federal income tax consequences of the Reorganization will be passed upon by Stradley Ronon Stevens & Young.
D. Independent Registered Public Accounting Firm
The financial statements of each Target Fund for the fiscal year ended June 30, 2025, contained in the Target Funds’ Annual Report to Shareholders, have been audited by Cohen & Company, Ltd. an independent registered public accounting firm. The Acquiring Funds have not commenced operations and therefore do not yet have audited financial statements.
E. Information Filed with the SEC
Bridgeway Funds and the EA Series Trust are subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, file reports and other information, including proxy materials and charter documents, with the SEC. Reports, proxy statements, registration statements and other information filed by the Target Funds may be inspected without charge and copied, after paying a duplicating fee, by electronic request at publicinfo@sec.gov. In addition, copies of these documents may be viewed online or downloaded without charge from the SEC’s website at www.sec.gov.

EXHIBITS TO PROXY STATEMENT/PROSPECTUS

Exhibit
A.Form of Agreement and Plan of Reorganization
B.Financial Highlights of the Target Funds
C.Principal Holders of Securities of the Target Funds
D.Comparison of Target Fund and Acquiring Fund Fundamental Investment Restrictions
E.Comparison of Maryland and Delaware Governing Instruments and State Law

EXHIBIT A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION

FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this day of [ ], 2026 by and among: (i) Bridgeway Funds, Inc. (the “Target Entity”), on behalf of its series the [Target Fund] (the “Target Fund”); and (ii) EA Series Trust (the “Acquiring Entity”), on behalf of its series the [Acquiring Fund] (the “Acquiring Fund”). Bridgeway Capital Management, LLC (“Bridgeway”) and Empowered Funds, LLC, dba EA Advisers (“EA Advisers”) join this Agreement solely for purposes of Section 9.2.
WHEREAS, This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization of the Target Fund into the Acquiring Fund will consist of (i) the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange solely for (A) shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”) and cash, and (B) the assumption by the Acquiring Fund of all of the liabilities of the Target Fund; and (ii) the distribution by the Target Fund of (A) the Acquiring Fund Shares and cash in lieu of fractional Acquiring Fund Shares pro rata to the shareholders of the Target Fund who hold their shares of the Target Fund (the “Target Fund Shares”) through accounts that are permitted to hold Acquiring Fund Shares (each, a “Qualifying Account”), and, (B) with respect to shareholders who hold their Target Fund Shares through accounts that are not permitted to hold Acquiring Fund Shares (each, a “Non-Qualifying Account”), cash in exchange for their Target Fund Shares, as part of the complete liquidation, dissolution and termination of the Target Fund as provided herein, all upon the terms and conditions set forth in this Agreement ((i) and (ii) collectively, the “Reorganization”).
WHEREAS, each of the Target Entity and the Acquiring Entity is an open-end, registered investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”); and
WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to the Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”), plus, as provided in Section 5.1(p), a redemption of fractional shares of the Target Fund immediately before the Closing (as defined in Section 3.1).
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:
1.DESCRIPTION OF THE REORGANIZATION
1.1.Provided that all conditions precedent to the Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, the Target Entity and the Acquiring Entity agree to take the following steps with respect to the Reorganization:
(a)The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.1(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.1(c), and deliver to the Target Fund for distribution to the shareholders of the Target Fund (A) with respect to shareholders who hold their Target Fund Shares through Qualifying Accounts, the number of full Acquiring Fund Shares and cash in lieu of fractional Acquiring Fund Shares having an aggregate net asset value (“NAV”) equal to the aggregate NAV of such shareholders’ Target Fund Shares, and (B) with respect to shareholders who hold their Target Fund Shares through Non-Qualifying Accounts, cash equal to the aggregate NAV of such shareholders’ Target Fund Shares, all as determined in the manner set forth in Section 2.
(b)The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all property, goodwill, and assets of every description and all interests, rights, privileges and powers of the Target Fund that are shown as an asset on the books and records of the Target Fund as of the Closing Time (collectively, the “Assets”). The Assets of the Target Fund shall be delivered to the Acquiring Fund free and clear of all liens, encumbrances, hypothecations and claims whatsoever (except for liens or encumbrances that do not materially detract from the value or use of the Target Fund Assets), and there shall be no restrictions on the full transfer thereof (except for those imposed by the federal or state securities laws).
(c)The Acquiring Fund shall assume and pay when due all obligations and liabilities of the Target Fund, existing on or after the Closing Date, whether absolute, accrued, contingent or otherwise (except that certain expenses of the Reorganization contemplated hereby to be paid by the persons as provided in Section 9.2 hereof shall not be assumed or paid by the Acquiring Fund) (collectively, the “Liabilities”), and such Liabilities shall become the obligations and liabilities of the Acquiring Fund. The Target Fund will use its reasonable best efforts to discharge all known Liabilities prior to or at the Valuation Date (as defined in Section 2.1(a)) to the extent permissible and consistent with its own investment objectives and policies. The Assets minus the Liabilities of the Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”
(d)As soon as is reasonably practicable after the Closing, the Target Fund will distribute in complete liquidation of the Target Fund, to its shareholders of record (“Target Fund Shareholders”), as of the time of such distribution, all of the Acquiring Fund Shares and cash received by the Target Fund pursuant to Section 1.1 (together with any dividends declared with respect thereto to holders of record as of a time after the Valuation Date and payable prior to such distribution (“Interim Dividends”)). Such distributions will be accomplished (i) by the transfer of the Acquiring Fund Shares (and cash in lieu of fractional Acquiring Fund Shares) then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of Target Fund Shareholders who hold their Target Fund Shares through Qualifying Accounts, representing such shareholder’s share of the Acquiring Fund Shares received by the Target Fund, (ii) by the transfer of cash to Target Fund Shareholders who hold their Target Fund Shares through Non-Qualifying Accounts in an amount equal to the NAV of the Target Fund Shares held in each Non-Qualifying Account immediately prior to the Closing, and (iii) by paying to Target Fund Shareholders any Interim Dividends received by the Target Fund on a pro rata basis. All issued and outstanding Target Fund Shares simultaneously will be canceled on the books of the Target Fund. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such transfers, except for any global certificate or certificates required by a securities depository in connection with the establishment of book-entry ownership of the shares.
(e)Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Target Fund Shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.
(f)Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.
(g)Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.
(h)Any reporting responsibility of the Target Fund, including, without limitation, the responsibility for filing regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), the exchange on which the Target Fund’s shares are listed or any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and will remain the responsibility of the Target Fund, up to and including the date of the Closing, and such later date on which the Target Fund is terminated.
(i)All books and records of the Target Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, will be available to the Acquiring Fund from and after the Closing Date and copies thereof will be turned over to the Acquiring Fund as soon as practicable following the Closing. Following the Closing, the Acquiring Fund shall maintain all books and records related to the Reorganization as required by applicable law, including the 1940 Act.
(j)The Target Fund will identify each shareholder of record who holds their Target Fund Shares through a Non-Qualifying Account. The Target Fund shall permit shareholders to transfer ownership from a Non-Qualifying Account to a Qualifying Account upon request prior to the Closing Date.
2.VALUATION
2.1.With respect to the Reorganization:
(a)The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) less the value of any cash or other assets used to redeem fractional shares pursuant to Section 5.1(p), which shall reflect the declaration of any dividends, on the Closing Date (the “Valuation Date”), using the valuation procedures of the Target Fund. On the Valuation Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 p.m. (Eastern time) on the Valuation Date, or as soon as practicable thereafter.
(b)The NAV per share of the Acquiring Fund Shares issued in connection with the Reorganization shall be the NAV per share of the Target Fund as of the close of business on the Valuation Date (following the redemption of fractional shares pursuant to Section 5.1(p)).
(c)The number of Acquiring Fund Shares to be issued in exchange for Target Fund Shares held in a Qualifying Account will be determined by dividing the aggregate NAV of the Target Fund Shares held in such Qualifying Account, determined in accordance with Section 2.1(a), by the NAV of an Acquiring Fund Share, determined in accordance with Section 2.1(a). To the extent this calculation results in a Qualifying Account receiving a fractional share of the Acquiring Fund, the Qualifying Account will receive cash in lieu of such fractional share, in an amount equal to the NAV of the fractional Acquiring Fund Share. The total number of Acquiring Fund Shares to be issued in the Reorganization will be the aggregate number of Acquiring Fund Shares issued in exchange for Target Fund Shares held in Qualifying Accounts. The amount of cash paid to Target Fund Shareholders holding their Target Fund Shares in Non-Qualifying Accounts shall be equal to the aggregate NAV of the Target Fund Shares held in each Non-Qualifying Account, determined in accordance with Section 2.1(a). The aggregate NAV of Acquiring Fund Shares and cash received by the Target Fund in the Reorganization will equal, as of the Valuation Date, the aggregate NAV of the Target Fund’s shares held by Target Fund Shareholders as of such time. All Acquiring Fund Shares delivered to a Target Fund Shareholder will be delivered at NAV without the imposition of a sales load, commission, transaction fee or other similar fee.
(d)All computations of NAV shall be made by the Target Fund or its designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund and/or its recordkeeping agent, and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.
3.CLOSING AND CLOSING DATE
3.1.The Reorganization shall close on [___________, 2026], or such other date as the authorized officers of the parties may agree (the “Closing Date”). All acts taking place at the closing of the Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 p.m. Eastern time or the finalization of the Target Fund’s NAV on the Closing Date of the Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of the Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree. In respect of the Reorganization, the Target Fund shall notify the Acquiring Fund of any portfolio security held by the Target Fund in other than book-entry form at least five (5) business days prior to the Closing Date.
3.2.With respect to the Reorganization:
(a)The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Time to the Acquiring Fund’s custodian for the account of the Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Entity shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940 (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Target Custodian to the Acquiring Fund’s custodian. The cash to be transferred by the Target Fund shall be delivered to the Acquiring Fund’s custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its custodian, such as brokers’ confirmation slips.
(b)At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.
(c)At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
(d)In the event that on the Valuation Date or the Closing Date of the Reorganization (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the board of directors of the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Valuation Date and the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.
4.REPRESENTATIONS AND WARRANTIES
4.1.The Target Entity, on behalf of itself or, where applicable for the Target Fund, represents and warrants to the Acquiring Entity and the Acquiring Fund as follows:
(a)The Target Entity is a corporation created under the laws of the State of Maryland on October 19, 1993, and is validly existing and in good standing under the laws of that state, with power under the Target Entity’s articles of incorporation and bylaws, as applicable (“Corporate Governing Documents”), to own all of its assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder. The Target Fund is a duly established and designated separate series of the Target Entity;
(b)The Target Entity is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Target Fund, threatened. All issued and outstanding shares of the Target Fund have been offered for sale in conformity in all material respects with applicable federal and state securities laws;
(c)No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority, Inc. (“FINRA”) is required for the consummation by the Target Entity, on behalf of the Target Fund, of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement, except that such transaction will require approval of the Target Fund shareholders;
(d)The current prospectus and statement of additional information and current shareholder reports of the Target Fund prior to the date of this Agreement, conform or conformed at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not or did not at the time of their use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e)The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act and the 1940 Act, state securities laws and all other applicable federal and state laws or regulations. The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, its investment objectives, policies, guidelines and restrictions and compliance procedures, and the value of the Net Assets of the Target Fund is, and during such period was, determined using portfolio valuation methods that, in the reasonable judgment of the Target Fund, comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund and there have been no material miscalculations of the NAV of the Target Fund or the NAV per share of the Target Fund during the twelve (12) month period preceding the date hereof that have not been remedied or will not be remedied prior to the Closing Date in accordance with the Target Fund’s policies and procedures that, individually or in the aggregate, would have a material adverse effect on the Target Fund or its Assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act. All advertising and sales material used by the Target Fund during the twelve (12) months prior to the date of this Agreement complied in all material respects, at the time such material was used, with applicable law and the rules and regulations of FINRA;
(f)Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring

Fund will acquire good and marketable title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act;
(g)Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Corporate Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;
(h)Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate or be terminated with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date;
(i)Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund that, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement. The Target Fund and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated. The Target Fund is not in violation of, and has not violated within the past three years, nor, to the knowledge of the Target Entity, is the Target Fund under investigation with respect to or has the Target Fund been threatened to be charged with or given notice of any violation of, any applicable law or regulation. The Target Fund (i) does not have outstanding any option to purchase or other right to acquire shares of the Target Fund issued or granted by or on behalf of the Target Fund to any person; (ii) has not entered into any contract or agreement or amendment of any contract or agreement or terminated any contract or agreement, in each case material to the operation of the Target Fund, except as otherwise contemplated by this Agreement or as disclosed to the Acquiring Fund; (iii) has not incurred any indebtedness, other than in the ordinary course of business consistent with the investment objective and policies of the Target Fund; (iv) has not entered into any amendment of its Corporate Governing Documents that has not been disclosed to the Acquiring Fund; (v) does not have outstanding any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Fund other than any liens for taxes not yet due and payable; and (vi) has not entered into any agreement or made any commitment to do any of the foregoing except as disclosed to the Acquiring Fund;
(j)The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished or made available to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with

GAAP as of such date not disclosed therein. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or is required to be disclosed in the Target Fund’s reports on Form N-CSR and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing Date;
(k)Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in NAV due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;
(l)On the Closing Date, all Tax Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service (the “Service”) pertaining to the reporting of distributions on and redemptions of its shares and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
(m)The Target Fund: (i) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to tax as a corporation for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Service or is a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal tax purposes, (ii) has elected to be a regulated investment company under Subchapter M of the Code, and (iii) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception (or since it was first treated as a separate corporation under Section 851(g) of the Code) that has ended prior to the Closing Date, and for each such taxable year (or portion thereof), the Target Fund has been eligible to compute its federal income tax under Section 852 of the Code. Subject to the accuracy of the representations set forth in Section 4.2(i), the Target Fund expects to satisfy the requirements of Part I of Subchapter M of the Code to maintain qualification for treatment as a regulated investment company for the taxable year that includes the Closing Date. Subject to the accuracy of the representations set forth in Section 4.2(i), the Target Fund does not expect that the consummation of the transactions contemplated by this Agreement will cause it to fail to qualify as a regulated investment company as of the Closing Date or as of the end of its taxable year that includes the Closing Date. The Target Fund has not at any time since its inception had any material tax liability under Sections 852 or 4982 of the Code that has not been timely paid. The Target Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply to the Target Fund. The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder;
(n)The Target Fund has not changed its taxable year end within the most recent 48-month period ending on the last day of the month immediately preceding the Closing Date of the Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;
(o)The Target Fund has not been notified in writing that any examinations of the Tax Returns of the Target Fund are currently in progress or threatened, and, to the knowledge of the Target Fund, no such examinations are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Target Fund as a result of any audit by the Service or any state, local or foreign taxing authority, and, to the knowledge of the Target Fund, no such deficiency has been proposed or threatened, and there are no levies, liens or other encumbrances related to Taxes existing or known to the Target Fund to be threatened or pending with respect to the Assets of the Target Fund;
(p)The Target Fund has no actual liability for any Tax obligation of any taxpayer other than itself. The Target Fund is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary tax returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the principal purpose of which do not relate to Taxes);
(q)All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia and of Puerto Rico securities laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent for the Target Fund (the “Target Transfer Agent”), on behalf of the Target Fund. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares;
(r)The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the directors of the Target Entity and, subject to the approval of the shareholders of the Target Fund (only with respect to those obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(s)The information relating to the Target Fund furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder and other applicable laws and regulations applicable thereto;
(t)As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information relating to the Target Fund reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the special meeting of the Target Fund’s shareholders (the “Special Meeting”) to approve this Agreement and the transactions contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the Special Meeting of the Target Fund and the Closing Date, such information provided by the Target Fund will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein;
(u)The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;
(v)The Target Entity has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Target Fund;
(w)The Target Entity has adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;
(x)The Target Entity and the Target Fund have maintained any material license, permit, franchise, authorization, certification and approval required by any governmental entity in the conduct of the Target Fund’s business (the “Licenses and Permits”). Each License and Permit has been duly obtained, is valid and in full force and effect, and is not subject to any pending or, to the knowledge of the Target Entity, threatened administrative or judicial proceeding to revoke, cancel, suspend or declare such License and Permit invalid;
(y)The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code, although it may have claims against certain debtors in such a Title 11 or similar case; and
(z)The Target Fund has no unamortized or unpaid organizational fees or expenses.
4.2.The Acquiring Entity, on behalf of itself or, where applicable for the Acquiring Fund, represents and warrants to the Target Entity and the Target Fund as follows:
(a)The Acquiring Entity is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its declaration of trust and bylaws (“Trust Governing Documents”) to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder. The Acquiring Fund is a duly established and designated separate series of the Acquiring Entity;
(b)The Acquiring Entity is registered as an open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Acquiring Fund, threatened;
(c)No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;
(d)The prospectus and statement of additional information of the Acquiring Fund to be used in connection with the Reorganization, and the prospectus and statement of additional information of the Acquiring Fund that will be in effect on the Closing Date and that is included in the Acquiring Entity’s registration statement on Form N-1A, will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e)The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Trust Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;
(f)Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Target Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(g)The Acquiring Fund has not yet commenced operations. The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity created within the last twelve (12) months, without assets (other than seed capital, which shall be paid out in redemption of the Initial Shares prior to the Reorganization, pursuant to Section 4.2(q)) or liabilities, formed for the purpose of acquiring the Assets and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to Bridgeway or its affiliate to secure any required initial shareholder approvals;
(h)As of the Closing Date, no federal, state or other Tax Returns of the Acquiring Fund will have been required by law to have been filed, and no Taxes will be due by the Acquiring Fund. As of the Closing Date, the Acquiring Fund will not have been required to pay any assessments and the Acquiring Fund will not have any Tax liabilities. Consequently, as of the Closing Date, the Acquiring Fund will not be under audit by any federal, state, local or foreign Tax authority and there will have been no Tax assessment asserted with respect to the Acquiring Fund, no levies, liens or other encumbrances on the Acquiring Fund, and no waivers of the time to assess any Taxes;
(i)The Acquiring Fund: (i) was formed for the purpose of the Reorganization, (ii) is not (and will not be as of the Closing Date) classified as a partnership, and either will timely elect to be classified as an association that is subject to tax as a corporation for federal tax purposes by filing Form 8832 with the Service or will be as of the Closing Date a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal tax purposes, (iii) has not filed any income tax return, and, subject to the accuracy of the representations and warranties in Section 4.1(m), intends to qualify to be a regulated investment company under Subchapter M of the Code for its taxable year which includes the Closing Date, holds and has held no property other than de minimis seed capital (which shall be paid out in redemption of the Initial Shares prior to the Reorganization, pursuant to Section 4.2(q) and has never had tax attributes, and (iv) is, or will be as of the Closing Date, a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;
(j)The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of the Agreement by the other parties thereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(k)The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;
(l)The Acquiring Entity has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Acquiring Fund;
(m)The Acquiring Entity and the Acquiring Fund have adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;
(n)The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code, although it may have claims against certain debtors in such a Title 11 or similar case;
(o)The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Bridgeway or its affiliates;
(p)There is no plan or intention for the Acquiring Fund to be dissolved or merged into another business or statutory trust or a corporation or any “fund” thereof (as defined in Section 851(g)(2) of the Code) following the Reorganization;
(q)There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than a nominal number of shares (“Initial Shares”) issued to a seed capital investor (which shall be either the investment adviser or sub-adviser of the Acquiring Fund or an affiliate thereof) to vote on the investment advisory contract and other agreements and plans as may be required by the 1940 Act and to take whatever action it may be required to take as the Acquiring Fund’s sole shareholder. The Initial Shares will be redeemed by the Acquiring Fund prior to the Closing for the price for which they were issued, and any price paid for the Initial Shares shall at all times have been held by the Acquiring Fund in a non-interest-bearing account; and
(r)As of the effective date of the N-14 Registration Statement, the date of the Special Meeting of shareholders of the Target Fund and the Closing Date, the information provided by the Acquiring Fund for use in the N-14 Registration Statement, including the documents contained or incorporated therein by reference will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein.
4.3.With respect to the Reorganization, the Target Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants as follows:
(a)The fair market value of Acquiring Fund Shares that each Target Fund Shareholder receives will be approximately equal to the fair market value of the Target Fund Shares it actually or constructively surrenders in exchange therefor;
(b)The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;
(c)No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and
(d)Immediately following consummation of the Reorganization, other than Acquiring Fund Shares issued to Bridgeway or its affiliate representing de minimis assets related to the Acquiring Fund’s formation or maintenance of its legal status, (1) former shareholders of the Target Fund will own all the Acquiring Fund Shares and will own those shares solely by reason of their ownership of the Target Fund Shares immediately before the Reorganization; and (2) the Acquiring Fund will hold the same assets and will be subject to the same liabilities that the Target Fund held or was subject to immediately before the Reorganization.
5.COVENANTS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY
5.1.With respect to the Reorganization:
(a)The Target Fund will (i) operate its business in the ordinary course and substantially in accordance with past practice between the date hereof and the Closing Date, it being understood that, with respect to the Target Fund, such ordinary course of business may include purchases and sales of portfolio securities and other instruments, sales and redemptions of Target Fund Shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Target Fund in the ordinary course in all material respects. The Acquiring Fund shall take such actions as are customary to the organization of a new series prior to its commencement of operations. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.
(b)The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act, which shall properly register the Acquiring Fund Shares to be issued in connection with the Reorganization and include a proxy statement/prospectus with respect to the proxy solicitation to the shareholders of the Target Fund of the Reorganization (the “N-14 Registration Statement”). If at any time prior to the Closing Date a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in respect of the N-14 Registration Statement, such party shall notify each other party, and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.
(c)The Acquiring Entity shall file the N-14 Registration Statement with the Commission and use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable.
(d)The Target Entity, on behalf of the Target Fund, will call, convene and hold a meeting of shareholders of the Target Fund as soon as practicable, in accordance with applicable law and the Target Entity’s Corporate Governing Documents, for the purpose of approving this Agreement and the transactions contemplated herein as set forth in a proxy statement/prospectus, and for such other purposes as may be necessary or desirable. In the event that, for the Target Fund, insufficient votes are received from shareholders, the meeting may be adjourned as permitted under the Target Entity’s Corporate Governing Documents and applicable law, and as set forth in a proxy statement/prospectus in order to permit further solicitation of proxies.
(e)The Target Entity, on behalf of the Target Fund, agrees to mail or otherwise deliver (e.g., by electronic means consistent with applicable regulations governing their use) to its shareholders of record entitled to receipt of the proxy statement/prospectus, in sufficient time to comply with requirements of the 1934 Act, the proxy statement/prospectus contained in the N-14 Registration Statement and other documents as are necessary.
(f)The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
(g)The Target Entity will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares, and will assist the Acquiring Fund in obtaining copies of any books and records of the Target Fund from its service providers reasonably requested by the Acquiring Entity.
(h)Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
(i)As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of the shares of the Acquiring Fund received at the Closing, as set forth in Section 1.1(d) hereof.
(j)The Acquiring Fund and the Target Fund shall each use their reasonable best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.
(k)The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.
(l)The Acquiring Fund shall, from time to time, as and when reasonably requested by the Target Fund, execute and deliver or cause to be executed and delivered all such assumption agreements and other instruments, and will take or cause to be taken such further action, as the Target Fund may reasonably deem necessary or desirable in order for the Acquiring Fund to assume the Target Fund’s Liabilities and otherwise to carry out the intent and purpose of this Agreement.
(m)The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1934 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.
(n)A statement of any capital loss carryovers, for U.S. federal income tax purposes, of the Target Fund, as of the most recent Tax year end of the Target Fund, along with supporting workpapers providing information regarding any limitations on the use of such capital loss carryovers including information on any built-in gains and built-in losses of the Target Fund for purposes of applying applicable limitations on the use of such items under the Code, shall be provided by the Target Entity on behalf of the Target Fund to the Acquiring Fund within sixty (60) days after the Closing Date.
(o)It is the intention of the parties that the Reorganization will qualify as a “reorganization” with the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a “reorganization” with the meaning of Section 368(a) of the Code.
(p)Prior to the Closing, and only to the extent necessary, the Target Fund (i) shall recapitalize so that it has a single class of shares outstanding and so that each holder of that single class of shares holds shares of that single class immediately after the recapitalization with an aggregate value equal to the aggregate value of any shares of the Target Fund held immediately prior to the recapitalization, and (ii) following the recapitalization (but, for the avoidance of doubt, prior to the Closing), shall redeem all fractional shares of the Target Fund outstanding on the records of the Target Transfer Agent.
6.CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET ENTITY
6.1.With respect to the Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the satisfaction, or at the Target Entity’s election, the Target Entity’s waiver, of the following conditions:
(a)All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;
(b)The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time;
(c)The Target Fund and the Acquiring Fund shall have agreed on the number of shares of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.1 hereto;
(d)As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Acquiring Fund is contractually obligated to pay for services provided to the Acquiring Fund from those described in the N-14 Registration Statement; and

(e)The Target Entity shall have received on the Closing Date the opinion of Practus, LLP (“Practus”), counsel to the Acquiring Entity (which may rely on certificates of officers or trustees of the Acquiring Entity), dated as of the Closing Date, covering the following points:
(i)    The Acquiring Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Delaware, and, with respect to the Acquiring Fund, has power under its Trust Governing Documents to own all of its properties and assets, and to conduct its business as presently conducted as described in the N-14 Registration Statement;
(ii)    The Acquiring Entity is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;
(iii)    The execution and delivery of this Agreement has been duly authorized by the Acquiring Entity on behalf of the Acquiring Fund. This Agreement has been duly executed and delivered by the Acquiring Entity, on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Target Entity, on behalf of the Target Fund, and Bridgeway, is a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable against the Acquiring Entity, on behalf of the Acquiring Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;
(iv)    The Acquiring Fund shares to be issued to the Target Fund as provided by this Agreement are duly authorized, upon such delivery will be validly issued and upon receipt of the Target Fund’s Assets will be fully paid and non-assessable by the Acquiring Entity and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and
(v)    The execution and delivery of the Agreement by the Acquiring Entity, on behalf of the Acquiring Fund, did not, and the performance by the Acquiring Entity, on behalf of the Acquiring Fund, of its obligations hereunder will not (1) violate the Acquiring Entity’s Trust Governing Documents, (2) breach in any material respect any provision of any agreement filed with the registration statement of the Acquiring Entity on Form N-1A to which the Acquiring Fund is a party or by which it is bound or, (3) to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.
7.CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY
7.1.With respect to the Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the satisfaction, or at the Acquiring Entity’s election, the Acquiring Fund’s waiver, of the following conditions:
(a)All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;
(b)The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;
(c)The Target Fund and the Acquiring Fund shall have agreed on the number of shares of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.1 hereto;

(d)As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Target Fund is contractually obligated to pay for services provided to the Target Fund from those described in the N-14 Registration Statement; and
(e)The Acquiring Entity shall have received on the Closing Date an opinion of counsel of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”), counsel to the Target Entity (which may rely on certificates of officers or directors of the Target Entity), dated as of the Closing Date, covering the following points:
(i)    The Target Entity is a corporation created under the laws of the State of Maryland on October 19, 1993, and is validly existing and in good standing under the laws of that state, and, with respect to the Target Fund, has power under its Corporate Governing Documents to own all of its properties and assets, and to conduct its business as presently conducted as described in the N-14 Registration Statement;
(ii)    The Target Entity is a registered investment company classified as a management company of the open-end type with respect to itself and, if applicable, each series of shares it offers, including the Target Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;
(iii)    The execution and delivery of this Agreement has been duly authorized by the Target Entity on behalf of Target Fund. This Agreement has been duly executed and delivered by the Target Entity, on behalf of the Target Fund and, assuming due authorization, execution and delivery of the Agreement by the Acquiring Entity, on behalf of the Acquiring Fund, is a valid and binding obligation of the Target Entity, on behalf of the Target Fund, enforceable against the Target Entity, on behalf of the Target Fund, in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;
(iv)    The execution and delivery of the Agreement by the Target Entity, on behalf of the Target Fund, did not, and the performance by the Target Entity, on behalf of the Target Fund, of its obligations hereunder will not (1) violate the Target Entity’s Corporate Governing Documents, (2) breach in any material respect any provision of any agreement filed with the registration statement of the Target Entity on Form N-1A to which the Target Fund is a party or by which it is bound or, (3) to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.
8.FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY
With respect to the Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1.The Agreement and transactions contemplated herein shall have been approved by the board of directors and shareholders of the Target Entity and the board of trustees of the Acquiring Entity. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;
8.2.On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;
8.4.The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;
8.5.With respect to the Reorganization, the Acquiring Entity and the Target Entity shall have received the opinion of Stradley Ronon dated as of the Closing Date and addressed to the Acquiring Entity and the Target Entity, in a form satisfactory to them, substantially to the effect that, based upon certain facts, qualifications, certifications, representations and assumptions, for federal income tax purposes:
(a)The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Target Fund and the Acquiring Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;
(b)No gain or loss will be recognized by the Target Fund upon the transfer of all the Assets of the Target Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Target Fund, or upon the distribution of the shares of the Acquiring Fund to the Target Fund Shareholders, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;
(c)The tax basis in the hands of the Acquiring Fund of each Asset transferred from the Target Fund to the Acquiring Fund in the Reorganization will be the same as the tax basis of such Asset in the hands of the Target Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund on the transfer;
(d)The holding period in the hands of the Acquiring Fund of each Asset transferred from the Target Fund to the Acquiring Fund in the Reorganization, other than Assets with respect to which gain or loss is required to be recognized, will include the Target Fund’s holding period for such Asset (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset);
(e)No gain or loss will be recognized by the Acquiring Fund upon its receipt of all the Assets of the Target Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Target Fund as part of the Reorganization;
(f)No gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their shares of the Target Fund for shares of the Acquiring Fund as part of the Reorganization (except with respect to cash received by Target Fund Shareholders in redemption of fractional shares prior to the Reorganization);
(g)The aggregate tax basis of the shares of the Acquiring Fund Shares each Target Fund Shareholder receives in the Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund exchanged therefor; and

(h)Each Target Fund Shareholder’s holding period for the shares of the Acquiring Fund received in the Reorganization will include the Target Fund Shareholder’s holding period for the shares of the Target Fund exchanged therefor, provided that the Target Fund Shareholder held such shares of the Target Fund as capital assets on the date of the exchange.
Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this Section 8.5.
9.BROKERAGE FEES AND EXPENSES
9.1.The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transaction provided for herein.
9.2.Except as otherwise provided herein, Bridgeway and EA Advisers will bear 100% of the expenses relating to the Reorganization whether or not the Reorganization is consummated pursuant to a separate arrangement between Bridgeway and EA Advisers. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, terminating any existing agreements or contracts to which the Target Entity is a party (including any penalties payable in connection with such termination), preparation, printing and distribution of the N-14 Registration Statement for the Reorganization (including the prospectus/proxy statement contained therein) and any supplements to the Target Fund’s current prospectus and statement of additional information, legal fees, accounting fees, and expenses of holding shareholders’ meetings. Any applicable transfer fees, stamp duty, brokerage commissions and other transaction costs relating to the (i) transfer of securities from the Target Fund to the Acquiring Fund at the time of the Reorganization and (ii) the sale and purchase of securities in those foreign markets that do not permit the in-kind transfer of securities shall be borne by the Target Fund. Notwithstanding the foregoing, expenses of the Reorganization will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in a failure by either the Target Fund or the Acquiring Fund to qualify for treatment as a regulated investment company within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a “reorganization” within the meaning of Section 368(a) of the Code or otherwise result in the imposition of tax on either the Target Fund or the Acquiring Fund or on any of their respective shareholders.
10.COOPERATION AND EXCHANGE OF INFORMATION
    With respect to the Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Entity and the Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that the Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.
11.INDEMNIFICATION
11.1.With respect to the Reorganization, the Acquiring Entity, out of the assets of the Acquiring Fund, agrees to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and directors from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Target Entity or any of its directors or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring

Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.
11.2.With respect to the Reorganization, the Target Entity, out of the assets of the Target Fund, agrees to indemnify and hold harmless the Acquiring Entity and its officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Acquiring Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.
12.ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
12.1.Each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.
12.2.The covenants to be performed after the Closing shall survive the Closing. The representations, warranties and all other covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.
13.TERMINATION
13.1.In addition, this Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing Date by: (i) resolution of either the board of trustees of the Acquiring Entity or the board of directors of the Target Entity if circumstances should develop that, in the opinion of that board, make proceeding with the Agreement not in the best interests of the shareholders of the Acquiring Fund or the Target Fund, respectively; (ii) mutual agreement of the parties; (iii) either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before [ , 2026]; unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; or (iv) any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Agreement unable to be satisfied. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective trustees, directors, or officers, except for (a) any such material breach or intentional misrepresentation or (b) the parties’ respective obligations under Sections 9.2 and 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive.
13.2.If any order of the Commission with respect to the Agreement shall be issued prior to the Closing that imposes any term or condition that is determined by action of the board of directors of the Target Entity to be acceptable, such term or condition shall be binding as if it were a part of the Agreement without a vote or approval of the shareholders of the Target Fund; provided that, if such term or condition would result in a change in the method of computing the number of Acquiring Fund Shares to be issued to the Target Fund, and such term or condition had not been included in the prospectus/proxy statement or other proxy solicitation material furnished to the shareholders of the Target Fund prior to the Special Meeting, the Agreement shall not be consummated and shall terminate unless the Target Entity promptly calls a Special Meeting of its shareholders at which such condition shall be submitted for approval.
14.AMENDMENTS
This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment; provided, however, that following dissemination of the proxy statement/prospectus, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be issued to the shareholders of the Target Fund under this Agreement to the detriment of such shareholders without their further approval.

15.NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery, personal service or prepaid or certified mail addressed to:
For the Target Entity:
Bridgeway Funds, Inc.
20 Greenway Plaza, Suite 930
Houston, Texas 77046
(713) 661-3500
For the Acquiring Entity:
EA Series Trust
3803 West Chester Pike, Suite 150
Newtown Square, Pennsylvania 19073
(215) 882-9983
16.HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
16.1.The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
16.2.This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.
16.3.This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
16.4.This Agreement may be executed in any number of counterparts, each of which shall be considered an original. The execution and delivery of this Agreement may occur by facsimile or by email in portable document format (PDF) or by other means of electronic signature and electronic transmission, including DocuSign or other similar method, and originals or copies of signatures executed and delivered by such methods shall have the full force and effect of the original signatures.
16.5.The Target Entity is a Maryland corporation organized in series of which the Target Fund constitutes one such series. With respect to the Reorganization, the Target Entity is executing this Agreement on behalf of the Target Fund only. It is expressly agreed that there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Target Fund are enforceable against the assets of the Target Fund only, and not against the assets of the Target Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Target Entity generally or with respect to any other series thereof are enforceable against the assets of the Target Fund.
16.6.It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective trustees, directors, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Sections 9.2, 11.1 and 11.2 hereof, shall bind only the property of the Target Fund or the Acquiring Fund as provided in the Corporate Governing Documents of the Target Entity or the Trust Governing Documents of the Acquiring Entity. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Bridgeway Funds, Inc., on behalf of [Target Fund] By: _________________________________ Name: Title:	EA Series Trust, on behalf of [Acquiring Fund] By: _________________________________ Name: Title:
For purposes of Section 9.2 only:
Bridgeway Capital Management, LLC By: _________________________________ Name: Title:	Empowered Funds, LLC, dba EA Advisers By: _________________________________ Name: Title:

EXHIBIT B
FINANCIAL HIGHLIGHTS OF THE TARGET FUNDS

It is anticipated that following each Reorganization, the applicable Target Fund will be the accounting survivor of its Reorganization. The financial highlights table is intended to help you understand a Target Fund’s financial performance for the period of the Target Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost), on an investment in an Target Fund (assuming reinvestment of all dividends and distributions). The information through June 30, 2025 for a Target Fund has been derived from the financial statements audited by the Target Fund’s independent registered public accounting firm, Cohen & Company, Ltd., whose reports, along with each Target Fund’s financial statements, are included in the Target Fund’s Annual Report, which is available upon request.

Aggressive Investors 1 Fund
 (for a share outstanding throughout each year indicated)

	Year Ended June 30
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$85.73	$67.40	$57.61	$82.61	$56.59
Income from Investment Operations:
Net Investment Income (a)	0.31	0.57	0.78	0.69	0.86
Net Realized and Unrealized Gain (Loss)	21.75	18.40	9.88	(18.56)	25.88
Total from Investment Operations	22.06	18.97	10.66	(17.87)	26.74
Less Distributions to Shareholders from:
Net Investment Income	(0.52)	(0.64)	(0.87)	(0.83)	(0.72)
Net Realized Gain	(2.55)	—	—	(6.30)	—
Total Distributions	(3.07)	(0.64)	(0.87)	(7.13)	(0.72)
Net Asset Value, End of Year	$104.72	$85.73	$67.40	$57.61	$82.61

Total Return	25.88%	28.34%	18.66%	(23.81)%	47.48%
Ratios and Supplemental Data:
Net Assets, End of Year (in 000’s)	$210,788	$178,387	$150,893	$135,510	$190,248
Expenses Before Waivers and Reimbursements (b)	0.86%	0.46%	0.32%	0.39%	0.34%
Expenses After Waivers and Reimbursements	0.86%	0.46%	0.32%	0.39%	0.34%
Net Investment Income After Waivers and Reimbursements	0.33%	0.76%	1.25%	0.90%	1.22%
Portfolio Turnover Rate	61%	65%	81%	64%	88%
(a) Per share amounts calculated based on the average daily shares outstanding during the year.
(b) Expense ratios are lower in past periods when compared to current period, due to a significant negative performance adjustment to the investment advisor fee. The rate shown may not be indicative of the rate going forward.

Ultra-Small Company Market Fund
(for a share outstanding throughout each year indicated)

	Year Ended June 30
	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Year	$10.83		$10.60		$10.83		$19.61		$9.96
Income from Investment Operations:
Net Investment Income (a)	0.10		0.07		0.09		0.13		0.13
Net Realized and Unrealized Gain (Loss)	1.39		0.26		(0.10)		(5.43)		9.98
Total from Investment Operations	1.49		0.33		(0.01)		(5.30)		10.11
Less Distributions to Shareholders from:
Net Investment Income	(0.08)		(0.10)		(0.11)		(0.12)		(0.14)
Net Realized Gain	—		—		(0.11)		(3.39)		(0.35)
Total Distributions	(0.08)		(0.10)		(0.22)		(3.51)		(0.49)
Paid-in Capital from Redemption Fees(a)	0.00 (b)		0.00 (b)		0.00 (b)		0.03		0.03
Net Asset Value, End of Year	$12.24		$10.83		$10.60		$10.83		$19.61

Total Return	13.69%	(c)	3.17%	(c)	(0.01%	)(c)	(30.38%	)(c)	103.83%
Ratios and Supplemental Data:
Net Assets, End of Year (in 000’s)	$106,495		$167,479		$184,604		$189,304		$386,516
Expenses Before Waivers and Reimbursements	0.83%		0.79%		0.78%		0.78%		0.75%
Expenses After Waivers and Reimbursements	0.75%		0.75%		0.75%		0.75%		0.75%
Net Investment Income After Waivers and Reimbursements	0.85%		0.63%		0.88%		0.85%		0.83%
Portfolio Turnover Rate	39%		44%		58%		47%		52%
(a) Per share amounts calculated based on the average daily shares outstanding during the year.
(b) Amount represents less than $0.005.
(c) Total return would have been lower had various fees not been waived during the year.

Small-Cap Value Fund
(for a share outstanding throughout each year indicated)

	Year Ended June 30
	2025	2024	2023		2022	2021
Net Asset Value, Beginning of Year	$37.41	$36.15	$32.79		$36.49	$16.52
Income from Investment Operations:
Net Investment Income (a)	0.35	0.33	0.53		0.15	0.12
Net Realized and Unrealized Gain (Loss)	0.10 (b)	1.95	3.16		(2.12)	20.05
Total from Investment Operations	0.45	2.28	3.69		(1.97)	20.17
Less Distributions to Shareholders from:
Net Investment Income	(0.63)	(0.36)	(0.33)		(0.10)	(0.20)
Net Realized Gain	(2.20)	(0.66)	—		(1.63)	—
Total Distributions	(2.83)	(1.02)	(0.33)		(1.73)	(0.20)
Net Asset Value, End of Year	$35.03	$37.41	$36.15		$32.79	$36.49

Total Return	0.19%	6.36%	11.30%		(5.81)%	122.77%
Ratios and Supplemental Data:
Net Assets, End of Year (in 000’s)	$352,177	$487,790	$546,334		$422,713	$290,686
Expenses Before Waivers and Reimbursements	0.90%	0.88%	0.86%	(c)	0.83%	0.91%
Expenses After Waivers and Reimbursements	0.90%	0.88%	0.86%	(c)	0.83%	0.91%
Net Investment Income After Waivers and Reimbursements	0.93%	0.91%	1.51%		0.42%	0.40%
Portfolio Turnover Rate	63%	56%	61%		95%	91%
(a) Per share amounts calculated based on the average daily shares outstanding during the year.
(b) The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.
(c) Includes interest expense of 0.01%.

EXHIBIT C

PRINCIPAL HOLDERS OF SECURITIES OF THE TARGET FUNDS

Listed below are the names, addresses, and percent ownership of each person who, as of May 6, 2026 to the best knowledge of Bridgeway Funds, owned 5% or more of the outstanding shares of each Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders. Each person listed below is a record owner of the shares of a Target Fund.

Aggressive Investors 1 Fund

Name and Address	Share Amount	Percentage of Class (%)
Charles Schwab & Co. Inc Attn: Mutual Fund Ops 101 Montgomery St San Francisco, CA 94104-4175	509,481.356	23.62%
National Financial Services Corp (FBO) Our Customers Attn: Mutual Funds Dept, 4th Fl 499 Washington Blvd Jersey City, NJ 07310-2010	269,605.731	12.50%

Ultra-Small Company Market Fund

Name and Address	Share Amount	Percentage of Class (%)
Charles Schwab & Co. Inc Attn: Mutual Fund Ops 101 Montgomery St San Francisco, CA 94104-4175	2,783,206.011	34.88%
National Financial Services Corp (FBO) Our Customers Attn: Mutual Funds Dept, 4th Fl 499 Washington Blvd Jersey City, NJ 07310-2010	1,229,830.45	15.41%
Vanguard Brokerage Services Brokerage Dealer 0062 A/C 11111111 PO Box 1170 Valley Forge, PA 19482-1170	1,214,851.26	15.23%

C-1

  Small-Cap Value Fund

Name and Address	Share Amount	Percentage of Class (%)
National Financial Services Corp (FBO) Our Customers Attn: Mutual Funds Dept, 4th Fl 499 Washington Blvd Jersey City, NJ 07310-2010	1,713,188.833	22.92%
Charles Schwab & Co. Inc Attn: Mutual Fund Ops 101 Montgomery St San Francisco, CA 94104-4175	1,657,802.931	22.18%
LPL Financial FBO Customer Accounts Attn: Mutual Fund Operations 4707 Executive Drive San Diego, CA 92121-3091	764,355.332	10.23%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	702,917.858	9.41%
SEI Private Trust Company c/o Moody National Bank 1 Freedom Valley Drive Oaks, PA 19456	427,768.668	5.72%

C-2

EXHIBIT D

Comparison of Target Fund and Acquiring Fund Fundamental Investment Restrictions

Target Fund	Acquiring Fund
Derivatives: Each Fund may not make short sales of securities or maintain a short position if such sales or positions exceed 20% of the Fund’s total assets under management.

Each Fund may not invest in options or futures in individual stocks if the aggregate initial margins and premiums required for establishing such non-hedging positions exceed 5% of its net assets. In addition, the Ultra-Small Company Market Fund may not invest in any options (unless otherwise noted in its Prospectus) but may invest in futures of stock market indices and individual stocks as described in its Prospectus. For purposes of calculating the 5% limit, options and futures on individual stocks are excluded as long as the equivalent stock position in the underlying stock meets all other investment restrictions.
Derivatives: N/A
Margin: Each Fund may not purchase securities on margin, except short-term credits that may be necessary for the clearance of transactions.	Margin: N/A
Control: Each Fund may not make investments for the purpose of exercising control or management.	Control: N/A
Underwriting: Each Fund may not act as an underwriter of securities of other issuers.
Underwriting: Each Fund may not engage in the business of underwriting securities except to the extent that a Fund may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

Loans: Each Fund may not make loans (except for purchases of publicly traded debt securities consistent with the Fund’s investment policies and pursuant to cash borrowing and lending agreements between and among the Bridgeway Funds whose shareholders have authorized such agreements); however, each Fund may lend its securities to others on a fully collateralized basis as permitted by the Securities and Exchange Commission.
Loans: Each Fund may not make loans, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
Borrowing: Each Fund may borrow, on a secured or unsecured basis from banks. Aggressive Investors 1 Fund may borrow on a secured or unsecured basis from banks up to 50% of net assets (not including the amount borrowed) for the purchase of securities, and any Fund may borrow, on a secured or unsecured basis from banks, up to 5% of its total assets for temporary or emergency purposes. In addition, Small-Cap Value Fund may borrow from banks up to 50% of net assets for the purpose of selling a security short “against the box” on a temporary basis to avoid capital gains distributions.
Borrowing: Each Fund may not borrow money, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
D-1

Target Fund	Acquiring Fund
Senior Securities: Each Fund may not issue senior securities, except that a Fund may borrow, on a secured or unsecured basis from banks.	Senior Securities: Each Fund may not issue senior securities, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
Real Estate: Each Fund may not buy or sell real estate, real estate limited partnership interests or other interest in real estate (although it may purchase and sell securities that are secured by real estate and securities or companies which invest or deal in real estate).
Real Estate: Each Fund may not purchase or sell real estate, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
Commodities: Each Fund may not invest in options or futures on individual commodities if the aggregate initial margins and premiums required for establishing such positions exceed 2% of net assets. In addition, only Aggressive Investors 1 Fund may invest in any commodity options or futures.

Commodities: Each Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent the Fund from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities.

Concentration: Each Fund may not invest 25% or more of its total assets (calculated at the time of purchase and taken at market value) in any one industry. For purposes of this calculation, Standard Industrial Classification (SIC) Codes are used to determine into which industry a company falls.
Concentration: Each Fund will not concentrate its investments in a particular industry or group of industries, as that term is used in the Investment Company Act.
Diversification: As to 75% of the value of its total assets, each Fund may not invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities), or purchase more than 10% of all outstanding voting securities of any one issuer.

Diversification: Each Fund may not, with respect to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (with the exception that this restriction does not apply to the Fund’s investments in the securities of the U.S. government, or its agencies or instrumentalities, or other investment companies).

D-2

EXHIBIT E

Comparison of Maryland and Delaware Governing Instruments and State Law

The following is only a discussion of certain principal differences between the governing documents for Bridgeway Funds, Inc., the existing Maryland corporation (the “Corporation”), and EA Series Trust, a Delaware statutory trust (the “Trust”), and is not a complete description of the Corporation’s and the Trust’s governing documents. In general, the Delaware statutory trust form of organization offers greater flexibility in structuring shareholder voting rights and shareholder meetings, subject, however, to any special voting requirements of the 1940 Act. In many instances, shareholders of the reorganizing series of the Corporation will have the same or similar rights as shareholders of corresponding series of the Trust, as described below.

Organization and Capital Structure
Maryland – Organization. The Corporation is incorporated under the Maryland General Corporation Law (the “Maryland Statute”). The Corporation’s operations are governed by its Articles of Incorporation, as amended or supplemented from time to time (the “MD Charter”), and its by-laws (the “MD By-Laws”). The business and affairs of the Corporation are managed under the direction of its Board of Directors.

Delaware – Organization. The Trust is a Delaware statutory trust (a “DST”). A DST is an unincorporated association organized under the Delaware Statutory Trust Act (the “Delaware Act”). The Trust’s operations are governed by its Agreement and Declaration of Trust (the “DE Declaration”) and its by-laws (the “DE By-Laws”), and its business and affairs are managed under the supervision of its Board of Trustees.

Maryland – Capital Structure. The shares of common stock issued by the Corporation have a par value of $0.001 per share. The Corporation’s Charter authorizes a fixed number of shares, which the Corporation’s Board of Directors may increase or decrease by amending the MD Charter. The Corporation’s shares may be divided into separate and distinct classes.

Delaware – Capital Structure. The Trust’s shares of beneficial interest are issued without par value. The DE Declaration authorizes an unlimited number of shares, which may be divided into separate and distinct series or classes. These series or classes have the rights, powers and duties set forth in the DE Declaration or as specified in resolutions of the Trust’s Board of Trustees.

Meetings of Shareholders and Voting Rights
Maryland – Annual/Special Shareholder Meetings. Consistent with the Maryland Statute, the MD By-Laws provide that the Corporation shall not be required to hold an annual meeting of stockholders in any year in which an election of directors is not required to be acted upon under the Investment Company Act of 1940, as amended (the “1940 Act”). However, if the Corporation is required by the 1940 Act to hold a meeting of stockholders to elect directors, such meeting will be designated as the annual meeting of stockholders for that year. The MD By-Laws provide that a special shareholders’ meeting may be called at any time by a majority of the Board of Directors, by the chairman of the board (if any), by the president, or by stockholders entitled to cast not less than 10% of the shares entitled to vote at such meeting.

Delaware – Annual/Special Shareholder Meeting. The Delaware Act does not require annual shareholders’ meetings. The DE By-Laws authorize the calling of a shareholders’ meeting by the Board, the chairperson of the Board or by the president of the Trust to take action on any matter deemed necessary or desirable by the Board of Trustees. A shareholder meeting for the purpose of electing trustees may also be called by the chairperson of the Board of Trustees to the extent permitted by the 1940 Act. To the extent required by federal law, including the 1940 Act, special meetings of the shareholders may be called by the secretary of the Trust upon the request of the shareholders owning shares representing at least the percentage of the total combined votes of all shares of the Trust issued and outstanding, as required by federal law, including the 1940 Act, provided that (a) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (b) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which an authorized officer of the Trust shall determine and specify to such shareholders. No meeting may be called upon the request of shareholders to consider any matter which is substantially the same as a matter voted upon at any meeting of the shareholders held during the preceding twelve (12) months, unless requested by the holders of a majority of all shares entitled to be voted at such meeting.

Meetings of Shareholders and Voting Rights
Maryland – Voting Rights. The MD Charter and MD By-Laws provide that the presence in person or by proxy of the holders of common stock of the Corporation entitled to cast one-third of the votes, without regard to class, shall constitute a quorum at any meeting of the stockholders (or if the matter requires approval by a separate vote of one or more classes of stock, one-third of the votes of each class required to vote as a class shall constitute a quorum). If a quorum is present at a meeting of stockholders, all matters other than the election of directors are decided by a majority of the votes cast in person or by proxy, unless the question is one which by express provision of applicable law (including the Maryland Statute and the 1940 Act), the MD Charter or the MD By-Laws, a different vote is required, in which case such express provision shall control the decision of such question. Directors are elected by a plurality of votes cast at a stockholder meeting at which a quorum is present.

The MD Charter and/or MD By-laws further provide that each holder of capital stock of the Corporation shall have one vote for each full share, and a proportionate fraction of a vote for each fraction of a share, of stock standing in such holder’s name on the books of the Corporation.

The MD Charter also provides that on any matter submitted to a vote of stockholders, all shares of the Corporation then issued and outstanding and entitled to vote, irrespective of the class, shall be voted in the aggregate and not by class except when required by Maryland law or by the 1940 Act, in which case the separate voting requirements of the applicable law shall govern with respect to the affected class(es) and the other classes shall vote as a single class; provided that no class shall vote on any matter which does not affect any interest of that class. Holders of shares of stock of the Corporation are not entitled to cumulative voting in the election of Directors or on any other matter.

Delaware – Voting Rights. The DE Declaration provides that one-third of the outstanding shares entitled to vote at a shareholders’ meeting, which are present in person or represented by proxy, shall constitute a quorum at the shareholders’ meeting, except when a larger quorum is required by the DE Declaration, DE By-Laws, applicable law or the requirements of any securities exchange on which shares are listed for trading, in which case such quorum shall comply with such requirements. Subject to any legal requirements for a different vote, in all matters other than the election of trustees, shareholders may approve a proposal by a majority of votes cast. Trustees are elected by a plurality of votes cast at a shareholder meeting at which a quorum is present. Where a separate vote by series or class is required, these voting requirements apply to those separate votes.

As in the MD Charter and/or MD By-laws, the DE Declaration generally provides that each share of the Trust is entitled to one vote for each full share, and a proportionate fraction of a vote for each fraction of a share. All shares of the Trust entitled to vote on a matter shall vote in the aggregate without differentiation between shares of separate series or classes. With respect to any matter that affects only the interests of some but not all series or classes, or where otherwise required by the 1940 Act, only the shareholders of the affected series or classes shall be entitled to vote on the matter. There is no cumulative voting for any matter.

Liability of Shareholders
Maryland – Liability of Shareholders. As is typical for Maryland corporations, neither the MD Charter nor the MD By-Laws contains specific provisions regarding the personal liability of shareholders. The Maryland Statute provides that a shareholder of a Maryland corporation generally is not obligated to the Corporation or its creditors with respect to the stock, except to the extent that the consideration for the stock has not been paid, or liability is imposed under certain provisions of the Maryland Statute (e.g., knowing receipt of an unlawful distribution).

Delaware – Liability of Shareholders. Consistent with the Delaware Act, the DE Declaration provides that a shareholder of the Trust, as such, shall be entitled to the same limitation of personal liability as that extended to stockholders of a private corporation organized for profit under the General Corporation Law of the State of Delaware.

Dividends and Distributions
Maryland – Dividends and Distributions. The MD Charter provides that dividends and distributions may be paid to shareholders of each class in such amounts as may be declared from time to time by the Board of Directors.

Delaware – Dividends and Distributions. The DE Declaration also provides that the shareholders of any class of the Trust shall be entitled to receive dividends and distributions when, if and as declared by its Board of Trustees provided that such dividends and distributions comply with the 1940 Act. The right of the Trust’s shareholders to receive dividends or other distributions on shares of any class may be set forth in a plan adopted by the Trust’s Board of Trustees pursuant to the 1940 Act. Dividends and distributions may be paid, subject to applicable federal law, including the 1940 Act, in cash and/or securities or other property, and the composition of any such distribution shall be determined by the Trustees (or by any officer of the Trust or any other person to whom such authority has been delegated by the Trustees).

Election of Directors/Trustees; Terms; Removal
Maryland – Election of Directors; Terms; Removal. The MD Charter and MD By-Laws provide that each director of the Corporation shall serve until the director’s successor is duly elected and qualified or until his or her death or until he or she has resigned or has been removed. The MD By-Laws provide that directors may be removed, with or without cause by the vote of the majority of the outstanding shares of the Corporation. The MD Charter and MD By-Laws provide that there will be no fewer than two and no more than fifteen directors. As noted above, directors are elected by a plurality of votes cast at a stockholder meeting at which a quorum is present and there is no cumulative voting for the election of directors. The MD By-Laws provide a mechanism for the Board to fill vacancies.

Delaware – Election of Trustees; Terms; Removal. Under the DE Declaration, each trustee of the Trust holds office for the lifetime of the Trust or until the trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve or if sooner than any such events, the next meeting of shareholders (or consent in lieu of a meeting) called for the purpose of electing trustees and the election and qualification of his or her successor. Under the DE Declaration, any trustee may be removed, with or without cause, by the Board of Trustees, by action of a majority of the trustees then in office, or by the vote of the shareholders at any meeting called for that purpose. Under the DE Declaration, there must be at least one trustee and no more than fifteen trustees. Trustees are elected by a plurality of votes cast at a shareholder meeting at which a quorum is present. There is no cumulative voting for the election of trustees of the Trust. The DE By-laws for the Trust provide a mechanism for the Board to fill vacancies.

Standards of Care; Liability of Directors/Trustees and Officers; Indemnification
Maryland – Standards of Care. The Maryland Statute provides that a director of a Maryland corporation who performs his or her duties in accordance with certain standards of conduct is immune from liability. The standards of conduct set forth in the Maryland Statute provide that a director shall perform his or her duties: (1) in good faith; (2) in a manner he or she reasonably believes to be in the best interests of the corporation; and (3) with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Delaware – Standards of Care. The DE Declaration provides that any person who is or was a trustee, officer, employee or other agent of the Trust shall be liable to the Trust and its shareholders only (1) for any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) for such person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the person’s duties. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of the Trust or its investment advisor or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Act. Moreover, except in these instances, none of these persons, when acting in their designated capacity, shall be personally liable to any other person, other than the Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

Standards of Care; Liability of Directors/Trustees and Officers; Indemnification
Maryland – Indemnification. The MD Charter provide that the directors and officers shall be indemnified to the maximum extent permitted by law, including the 1940 Act; provided, however, that directors and officers shall not be indemnified for “disabling conduct”, which is defined as willful misfeasance, bad faith, gross negligence or reckless disregard of duties. These persons shall be indemnified for judgments, penalties, fines, settlements and reasonable expenses (including attorney’s fees) actually incurred. The MD Charter also includes provisions for the advancement of expenses to directors and officers.

Under the Maryland Statute, indemnification is mandatory if a director or officer has been successful on the merits or otherwise in the defense of any proceeding covered by the Maryland Statute. and (b) in general, indemnification is not permitted if it is established that: (1) the act or omission of the director or officer was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (2) the director or officer actually received an improper personal benefit in money, property or services; or (3) in the case of a criminal proceeding, the director or officer had reasonable cause to believe his or her conduct was unlawful.

Delaware – Indemnification. The DE Declaration will provide that the Trust shall indemnify, to the fullest extent permitted under applicable law, any of these persons who are a party to any proceeding or is threatened to be made a party to any proceedings because the person is or was an agent of the Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent does not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the conduct was unlawful. There shall nonetheless be no indemnification for a person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the person’s duties.

Preemptive, Dissenter’s and Other Rights
Maryland – Preemptive, Dissenter’s and Other Rights. The MD Charter provides that no shareholder of the Corporation will be entitled as a matter of right to purchase or subscribe for any part of any new or additional issue of shares of capital stock or securities of the Corporation.

The Maryland Statute provides that a stockholder may not demand the fair value of the stockholder’s stock and is bound by the terms of the transaction if the stock is that of an open-end investment company and the value placed on the stock in the transaction is its net asset value.

Delaware – Preemptive, Dissenter’s and Other Rights. The DE Declaration provides that shareholders shall have no preemptive or other right to subscribe for new or additional authorized, but unissued shares or other securities issued by the Trust or any series thereof. The DE Declaration also provides that no shareholder shall be entitled, as a matter of right, to relief as a dissenting shareholder in respect of any proposal or action involving the Trust or any series or any class thereof.

Amendments to Organizational Documents
Maryland – Amendments to Organizational Documents. The MD Charter may be amended at any time in a manner prescribed by Maryland law. The Maryland Statute provides that, subject to certain exceptions an amendment to the MD Charter must be advised by the Board of Directors and approved by stockholders of the corporation by the vote of two-thirds of all votes entitled to be cast on the proposed amendment unless this percentage is reduced by the corporation’s charter but not less than a majority of the votes entitled to be cast (the MD Charter reduces this vote to a majority). The MD By-Laws may be altered, amended, added to or repealed by the stockholders or by majority vote of the entire board of directors.

Delaware – Amendments to Organizational Documents. The DE Declaration may be amended or restated at any time by a written instrument signed by a majority of the Trust’s Board of Trustees and, to the extent required by the 1940 Act or the requirements of any securities exchange on which shares are listed for trading, by approval of the amendment by shareholders. The DE By-Laws may be amended, restated, or repealed or new by-laws may be adopted by the affirmative vote of a majority of the votes cast at a shareholders’ meeting called for that purpose where a quorum is present, or by a majority of the Trust’s Board of Trustees.

Inspection Rights
Maryland – Inspection Rights. A stockholder of the Corporation may, during normal business hours, inspect and copy the by-laws, minutes, annual reports and certain other corporate documents on file at the Corporation’s principal office. In addition, the Maryland Statute provides that any person who has held at least five percent of any class of a corporation’s stock for at least six months is entitled to request certain other documents relating to the corporation’s affairs.

Delaware – Inspection Rights. The DE By-Laws provide that, upon reasonable written demand to the Trust, a shareholder may inspect certain information as to the governance and affairs of the Trust for any purpose reasonably related to the shareholder’s interest as a shareholder. If such information is requested by a shareholder, reasonable standards governing, without limitation, the information and documents to be furnished and the time and location (if appropriate) of furnishing them shall be established by the Board or, if the Board has not done so, by the president, any vice-president or the secretary. In addition, the DE By-Laws also authorize the Board or, in case the Board does not act, the president, any vice president or the secretary, to keep confidential from shareholders for a reasonable period of time any information that the Board or the officer reasonably believes to be in the nature of trade secrets or other information that the Board or the officer in good faith believes: (1) would not be in the best interests of the Trust to disclose; (2) could damage the Trust; or (3) that the Trust is required by law or by agreement with a third party to keep confidential.

Dissolution
Maryland – Dissolution. Under the Maryland Statute, the board of directors of a Maryland corporation may dissolve the corporation by resolution of a majority of the board of directors that declares that the dissolution is advisable. The proposed dissolution must be approved by stockholders of the corporation by the vote of two-thirds of all votes entitled to be cast on the proposed dissolution unless this percentage is reduced by the corporation’s charter but not less than a majority of the votes entitled to be cast (the MD Charter reduces this vote to a majority).

Delaware – Dissolution. Under the DE Declaration, the Trust, or one of its series or classes, may be dissolved: (i) upon the vote of the holders of not less than a majority of the shares of the Trust (or series or class, as applicable) cast: (ii) at the discretion of the Board of Trustees either (A) at any time there are no shares outstanding of the Trust, or (B) upon prior written notice to the shareholders of the Trust; (iii) upon the occurrence of a dissolution or termination event pursuant to any other provision of this Declaration of Trust or the DSTA; or (iv) with respect to any series, upon any event that causes the dissolution of the Trust. The DE Declaration provides that Board of Trustees shall pay or make reasonable provision to pay all claims and obligations of the Trust and/or each series (or the particular series, as the case may be), including, without limitation, all contingent, conditional or unmatured claims and obligations known to the Trust, and all claims and obligations which are known to the Trust, but for which the identity of the claimant is unknown. The DE Declaration further provides that any remaining assets after dissolution of the Trust or series shall be distributed to the shareholders of the Trust or series, as applicable, ratably according to the number of shares of the Trust or series held of record by the shareholders on the dissolution distribution date.

Derivative Actions
Maryland – Derivative Actions. Neither the MD Charter nor the MD By-Laws contain specific provisions with regard to derivative actions.

Maryland courts recognize derivative actions even in the absence of a specific statute or court rule. Under Maryland law, in order to bring a derivative action, a stockholder (or his predecessor if he became a stockholder by operation of law) must be a stockholder: (1) at the time of the acts or omissions complained about; (2) at the time the action is brought and (3) until the completion of the litigation. A derivative action may be brought by a stockholder if a demand upon the board of directors to bring the action is improperly refused or if a request upon the board of directors would be futile (although the futility exception is very limited under Maryland law).

Delaware – Derivative Actions. Under the Delaware Act, a shareholder may bring a derivative action if (1) the shareholder has made a pre-suit demand upon the trustees to bring the action and the trustees have refused to do so, or (2) if a demand upon the trustees to bring the action is not likely to succeed. A shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and (1) was a shareholder at the time of the transaction complained about, or (2) acquired the status of shareholder by operation of law or the Trust’s governing instrument from a person who was a shareholder at the time of the transaction.

A shareholder’s right to bring a derivative action may also be subject to additional standards and restrictions set forth in the Trust’s DE Declaration. The DE Declaration provides that a shareholder may bring a derivative action on behalf of the Trust only if the shareholder first makes a pre-suit demand upon the Board of Trustees to bring the action, unless the pre-suit demand is excused. A pre-suit demand shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, is composed of Trustees who are not “independent trustees” (as such term is defined in the DSTA). Further, unless demand is not required: (i) shareholders eligible to bring such derivative action under the DSTA who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series or class to which such action relates, shall join in the request for the Board of Trustees to commence such action; and (ii) the Board of Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The DE Declaration further provides that the Board of Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Board of Trustees determine not to bring such action. However, the standards and restrictions set forth with respect to derivative actions in section 4 the DE Declaration will not apply to claims brought under the federal securities laws.

PART B

STATEMENT OF ADDITIONAL INFORMATION
FOR THE REORGANIZATION OF

Aggressive Investors 1 Fund
Ultra-Small Company Market Fund
Small-Cap Value Fund
each a series of Bridgeway Funds

20 Greenway Plaza, Suite 930
Houston, Texas 77046

INTO

EA Bridgeway Aggressive Investors ETF
EA Bridgeway Ultra-Small Company Market ETF
EA Bridgeway Select Small-Cap Value ETF
each a series of EA Series Trust

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073

May 14, 2026

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of the assets and assumption of the liabilities of the Aggressive Investors 1 Fund, Ultra-Small Company Market Fund, and Small-Cap Value Fund (each a “Target Fund”), each a series of Bridgeway Funds, Inc., an open-end management investment company (“Bridgeway Funds”), by and in exchange for shares of EA Bridgeway Aggressive Investors ETF, EA Bridgeway Ultra-Small Company Market ETF, and EA Bridgeway Select Small-Cap Value ETF (each, an “Acquiring Fund”), each a series of EA Series Trust, respectively.

This SAI consists of this Cover Page and the following documents, each of which have been filed with the U.S. Securities and Exchange Commission (http://sec.gov) and is incorporated by reference herein (is legally considered to be part of this SAI):
1The Target Funds’ Prospectus and Statement of Additional Information (“SAI”) dated October 31, 2025 (File Nos. 811-08200 and 033-72416).

2The Target Funds’ audited financial statements and related report of the independent public accounting firm included in Target Funds’ Annual Report to shareholders for the fiscal year ended June 30, 2025 (the “Target Fund Annual Report”) (File No. 811-08200).
3The Acquiring Funds’ Prospectus and Statement of Additional Information dated May 13, 2026 (File Nos. 333-195493 and 811-22961).
Each Acquiring Fund currently has no assets or liabilities. Each Acquiring Fund will commence operations upon the completion of its respective Reorganization and will continue the operations of its corresponding Target Fund. For this reason, the financial statements of the Acquiring Funds and the pro forma financial statements of the Acquiring Funds have not been included herein.

Each Target Fund shall be the accounting and performance survivor in the applicable Reorganization, and the corresponding Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and
SAI-1

performance history of the Target Fund. The Target Fund Annual Report has previously been transmitted to Target Fund shareholders.
Supplemental Financial Information
A table showing the fees and expenses of each Target Fund and the fees and expenses of the corresponding Acquiring Fund on a pro forma basis after giving effect to the Reorganization is included in the section titled “Comparison Fee Tables and Examples” of the Combined Proxy Statement/Prospectus.
The Reorganization of a Target Fund will not result in a material change to the Target Fund’s investment portfolio due to the investment restrictions of the corresponding Acquiring Fund. In particular, each security held by a Target Fund is eligible to be held by the corresponding Acquiring Fund. As a result, a schedule of investments for each Target Fund modified to show the effects of the change is not required and is not included.
There are no material differences in accounting policies of the Target Funds as compared to those of the Acquiring Funds.
This SAI is not a prospectus, and should be read in conjunction with the Combined Proxy Statement/Prospectus, dated May 14, 2026, relating to the Reorganization. The Combined Proxy Statement/Prospectus and any of the materials incorporated by reference into this SAI are available upon request, without charge, by writing to the Target Funds at Bridgeway Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 534435, Pittsburgh, Pennsylvania 15253-4435, by calling 1-800-661-3550, or by accessing the documents at the Target Funds’ website at https://vote.proxyonline.com/bridgeway/docs.
SAI-2

PROXY CARD
VOTER PROFILE:
Voter ID:             Security ID: 123123123
Shares to Vote: ** confidential     Household ID: 123456
**please call the phone number to the right for more information

VOTE REGISTERED TO:

SHAREHOLDER REGISTRATION

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

CONTROL NUMBER: 1234 5678 9101

Vote on the internet
Go to the website below and enter your control number or simply use your camera on your smart phone to scan this QR code. Internet voting is available 24 hours a day.
vote.proxyonline.com

Vote by phone Call (888) 227-9349 to reach an automated touch-tone voting line or call the number below to speak with a live representative. (800) 992-3086 Toll Free
Vote by mail Mail your signed and voted proxy back in the postage paid envelope provided. Postage-Paid Envelope

Aggressive Investors 1 Fund
A series of BRIDGEWAY FUNDS, INC.

SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JULY 14, 2026

The undersigned shareholder of the Aggressive Investors 1 Fund (the “Target Fund”) hereby appoints each of Deborah Hanna, Elena Khoziaeva, Ann Srubar, and Christine Wang, collectively or individually, as his or her attorney-in-fact and proxy, with the power of substitution of each, to vote and act with respect to all shares of the Target Fund, which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held on July 14, 2026 at 2:00 p.m. Central Time (together with any postponements or adjournments, the “Special Meeting”) at the offices of Bridgeway Capital Management, LLC, located at 20 Greenway Plaza, Suite 930, Houston, Texas 77046.
The attorneys named will vote the shares represented by this proxy in accordance with the choice made on this ballot. The execution of this proxy is not intended to, and does not, revoke any prior proxies or powers of attorney other than the revocation, in accordance with the laws of the State of Maryland and applicable federal securities laws, of any proxy previously granted specifically in connection with the voting of the shares subject hereto. This proxy may be revoked at any time prior to the exercise of the powers conferred thereby.

THIS PROXY IS SOLICITED BY THE TARGET FUND’S BOARD OF DIRECTORS AND, IF EXECUTED, WILL BE VOTED FOR THE PROPOSAL SHOWN ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED.
Important Notice Regarding the Availability of Proxy Materials for the Meeting To Be Held on July 14, 2026: The Notice of Special Meeting and Proxy Statement are available at https://vote.proxyonline.com/Bridgeway/docs/2026mtg.pdf

AGGRESSIVE INVESTORS 1 FUND	PROXY CARD
NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

	SIGNATURE (AND TITLE IF APPLICABLE)	DATE

	SIGNATURE (IF HELD JOINTLY)	DATE

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS.

The votes entitled to be cast by the undersigned will be cast according to instructions given below with respect to the Proposal. If this Proxy Ballot is executed but no instructions is given, the undersigned acknowledges that the votes entitled to be cast by the undersigned will be cast by the proxies, or any of them, “FOR” the Proposal at the Special Meeting of Shareholders, and at any and all adjournments and postponements thereof. Additionally, the votes entitled to be cast by the undersigned will be cast at the discretion of the proxy holder on any other matter that may properly come before the Special Meeting of Shareholders, and at any and all adjournments and postponements thereof.

TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example: ●

PROPOSAL:	FOR	AGAINST	ABSTAIN
1.

To approve an Agreement and Plan of Reorganization providing for the reorganization of the Target Fund into the EA Bridgeway Aggressive Investors ETF (the “ETF”), a new series of EA Series Trust, including the transfer of all Target Fund assets and liabilities to the ETF, followed by the distribution of ETF shares to Target Fund shareholders.
	O	O	O

PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE PAID ENVELOPE

THANK YOU FOR VOTING

[PROXY ID NUMBER HERE] [BAR CODE HERE] [CUSIP HERE]

PROXY CARD
VOTER PROFILE:
Voter ID:             Security ID: 123123123
Shares to Vote: ** confidential     Household ID: 123456
**please call the phone number to the right for more information

VOTE REGISTERED TO:

SHAREHOLDER REGISTRATION

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

CONTROL NUMBER: 1234 5678 9101

Vote on the internet
Go to the website below and enter your control number or simply use your camera on your smart phone to scan this QR code. Internet voting is available 24 hours a day.
vote.proxyonline.com

Vote by phone Call (888) 227-9349 to reach an automated touch-tone voting line or call the number below to speak with a live representative. (800) 992-3086 Toll Free
Vote by mail Mail your signed and voted proxy back in the postage paid envelope provided. Postage-Paid Envelope

SMALL-CAP VALUE FUND
A series of BRIDGEWAY FUNDS, INC.

SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JULY 14, 2026

The undersigned shareholder of the Small-Cap Value Fund (the “Target Fund”) hereby appoints each of Deborah Hanna, Elena Khoziaeva, Ann Srubar, and Christine Wang, collectively or individually, as his or her attorney-in-fact and proxy, with the power of substitution of each, to vote and act with respect to all shares of the Target Fund, which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held on July 14, 2026 at 2:00 p.m. Central Time (together with any postponements or adjournments, the “Special Meeting”) at the offices of Bridgeway Capital Management, LLC, located at 20 Greenway Plaza, Suite 930, Houston, Texas 77046.
The attorneys named will vote the shares represented by this proxy in accordance with the choice made on this ballot. The execution of this proxy is not intended to, and does not, revoke any prior proxies or powers of attorney other than the revocation, in accordance with the laws of the State of Maryland and applicable federal securities laws, of any proxy previously granted specifically in connection with the voting of the shares subject hereto. This proxy may be revoked at any time prior to the exercise of the powers conferred thereby.

THIS PROXY IS SOLICITED BY THE TARGET FUND’S BOARD OF DIRECTORS AND, IF EXECUTED, WILL BE VOTED FOR THE PROPOSAL SHOWN ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED.
Important Notice Regarding the Availability of Proxy Materials for the Meeting To Be Held on July 14, 2026: The Notice of Special Meeting and Proxy Statement are available at https://vote.proxyonline.com/Bridgeway/docs/2026mtg.pdf

SMALL-CAP VALUE FUND	PROXY CARD
NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

	SIGNATURE (AND TITLE IF APPLICABLE)	DATE

	SIGNATURE (IF HELD JOINTLY)	DATE

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS.

The votes entitled to be cast by the undersigned will be cast according to instructions given below with respect to the Proposal. If this Proxy Ballot is executed but no instructions is given, the undersigned acknowledges that the votes entitled to be cast by the undersigned will be cast by the proxies, or any of them, “FOR” the Proposal at the Special Meeting of Shareholders, and at any and all adjournments and postponements thereof. Additionally, the votes entitled to be cast by the undersigned will be cast at the discretion of the proxy holder on any other matter that may properly come before the Special Meeting of Shareholders, and at any and all adjournments and postponements thereof.

TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example: ●

PROPOSAL:	FOR	AGAINST	ABSTAIN
1.

To approve an Agreement and Plan of Reorganization providing for the reorganization of the Target Fund into the EA Bridgeway Select Small-Cap Value ETF (the “ETF”), a new series of EA Series Trust, including the transfer of all Target Fund assets and liabilities to the ETF, followed by the distribution of ETF shares to Target Fund shareholders.
	O	O	O

PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE PAID ENVELOPE

THANK YOU FOR VOTING

[PROXY ID NUMBER HERE] [BAR CODE HERE] [CUSIP HERE]

PROXY CARD
VOTER PROFILE:
Voter ID:             Security ID: 123123123
Shares to Vote: ** confidential     Household ID: 123456
**please call the phone number to the right for more information

VOTE REGISTERED TO:

SHAREHOLDER REGISTRATION

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

CONTROL NUMBER: 1234 5678 9101

Vote on the internet
Go to the website below and enter your control number or simply use your camera on your smart phone to scan this QR code. Internet voting is available 24 hours a day.
vote.proxyonline.com

Vote by phone Call (888) 227-9349 to reach an automated touch-tone voting line or call the number below to speak with a live representative. (800) 992-3086 Toll Free
Vote by mail Mail your signed and voted proxy back in the postage paid envelope provided. Postage-Paid Envelope

Ultra-Small Company Market Fund
A series of BRIDGEWAY FUNDS, INC.

SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JULY 14, 2026

The undersigned shareholder of the Ultra-Small Company Market Fund (the “Target Fund”) hereby appoints each of Deborah Hanna, Elena Khoziaeva, Ann Srubar, and Christine Wang, collectively or individually, as his or her attorney-in-fact and proxy, with the power of substitution of each, to vote and act with respect to all shares of the Target Fund, which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held on July 14, 2026 at 2:00 p.m. Central Time (together with any postponements or adjournments, the “Special Meeting”) at the offices of Bridgeway Capital Management, LLC, located at 20 Greenway Plaza, Suite 930, Houston, Texas 77046.
The attorneys named will vote the shares represented by this proxy in accordance with the choice made on this ballot. The execution of this proxy is not intended to, and does not, revoke any prior proxies or powers of attorney other than the revocation, in accordance with the laws of the State of Maryland and applicable federal securities laws, of any proxy previously granted specifically in connection with the voting of the shares subject hereto. This proxy may be revoked at any time prior to the exercise of the powers conferred thereby.

THIS PROXY IS SOLICITED BY THE TARGET FUND’S BOARD OF DIRECTORS AND, IF EXECUTED, WILL BE VOTED FOR THE PROPOSAL SHOWN ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED.
Important Notice Regarding the Availability of Proxy Materials for the Meeting To Be Held on July 14, 2026: The Notice of Special Meeting and Proxy Statement are available at https://vote.proxyonline.com/Bridgeway/docs/2026mtg.pdf

ULTRA-SMALL COMPANY MARKET FUND	PROXY CARD
NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

	SIGNATURE (AND TITLE IF APPLICABLE)	DATE

	SIGNATURE (IF HELD JOINTLY)	DATE

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS.

The votes entitled to be cast by the undersigned will be cast according to instructions given below with respect to the Proposal. If this Proxy Ballot is executed but no instructions is given, the undersigned acknowledges that the votes entitled to be cast by the undersigned will be cast by the proxies, or any of them, “FOR” the Proposal at the Special Meeting of Shareholders, and at any and all adjournments and postponements thereof. Additionally, the votes entitled to be cast by the undersigned will be cast at the discretion of the proxy holder on any other matter that may properly come before the Special Meeting of Shareholders, and at any and all adjournments and postponements thereof.

TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example: ●

PROPOSAL:	FOR	AGAINST	ABSTAIN
1.

To approve an Agreement and Plan of Reorganization providing for the reorganization of the Target Fund into the EA Bridgeway Ultra-Small Company Market ETF (the “ETF”), a new series of EA Series Trust, including the transfer of all Target Fund assets and liabilities to the ETF, followed by the distribution of ETF shares to Target Fund shareholders.
	O	O	O

PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE PAID ENVELOPE

THANK YOU FOR VOTING

[PROXY ID NUMBER HERE] [BAR CODE HERE] [CUSIP HERE]